DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2020

COMMON STOCKS: 98.3%

	SHARES	VALUE
COMMUNICATION SERVICES: 12.6%
MEDIA & ENTERTAINMENT: 11.7%
Alphabet, Inc., Class A(a)	82,000	$95,279,900
Alphabet, Inc., Class C(a)	1,682,453	1,956,373,173
Charter Communications, Inc., Class A(a)	3,160,986	1,379,169,802
Comcast Corp., Class A	47,136,194	1,620,542,350
DISH Network Corp., Class A(a)	19,569,037	391,185,049
Fox Corp., Class A	19,327,175	456,701,145
Fox Corp., Class B	3,882,333	88,827,779
News Corp., Class A	9,277,190	83,262,780

		6,071,341,978
TELECOMMUNICATION SERVICES: 0.9%
Sprint Corp.(a)	53,295,027	459,403,133

		6,530,745,111
CONSUMER DISCRETIONARY: 3.1%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	6,542,047	123,840,950
CONSUMER DURABLES & APPAREL: 0.2%
Mattel, Inc.(a)(b)	13,376,005	117,842,604
RETAILING: 2.7%
Booking Holdings, Inc.(a)	756,900	1,018,272,708
Qurate Retail, Inc., Series A(a)(b)	36,580,476	223,323,806
The Gap, Inc.(b)	18,757,300	132,051,392

		1,373,647,906

		1,615,331,460
CONSUMER STAPLES: 1.1%
FOOD, BEVERAGE & TOBACCO: 1.1%
Molson Coors Beverage Company, Class B(b)	14,343,925	559,556,514
ENERGY: 6.3%
Apache Corp.(b)	32,408,109	135,465,896
Baker Hughes Co., Class A(b)	53,917,596	566,134,758
Concho Resources, Inc.(b)	11,469,100	491,450,935
Halliburton Co.	32,210,712	220,643,377
Hess Corp.	12,278,982	408,890,101
National Oilwell Varco, Inc.	17,463,009	171,661,378
Occidental Petroleum Corp.(b)	71,083,126	823,142,599
Schlumberger, Ltd. (Curacao/United States)	33,576,545	452,947,592

		3,270,336,636
FINANCIALS: 25.3%
BANKS: 8.9%
Bank of America Corp.	82,888,100	1,759,714,363
JPMorgan Chase & Co.	8,128,600	731,817,858
Truist Financial Corp.	17,326,744	534,356,785
Wells Fargo & Co.	55,192,441	1,584,023,057

		4,609,912,063
DIVERSIFIED FINANCIALS: 13.4%
American Express Co.	8,252,300	706,479,403
Bank of New York Mellon Corp.	29,081,224	979,455,624
Capital One Financial Corp.(b)	26,309,113	1,326,505,478
Charles Schwab Corp.	61,836,200	2,078,933,044
Goldman Sachs Group, Inc.	7,834,100	1,211,073,519
State Street Corp.	11,750,000	625,922,500

		6,928,369,568
INSURANCE: 3.0%
Aegon NV, NY Shs (Netherlands)	78,340,602	195,068,099
Brighthouse Financial, Inc.(a)(b)	6,659,763	160,966,472
Lincoln National Corp.	713,152	18,770,160
MetLife, Inc.	38,648,800	1,181,493,816

		1,556,298,547

		13,094,580,178

	SHARES	VALUE
HEALTH CARE: 22.5%
HEALTH CARE EQUIPMENT & SERVICES: 7.4%
Cigna Corp.	8,864,772	$1,570,660,303
CVS Health Corp.	11,994,600	711,639,618
Medtronic PLC (Ireland/United States)	3,340,000	301,201,200
UnitedHealth Group, Inc.	4,944,660	1,233,099,311

		3,816,600,432
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.1%
Alnylam Pharmaceuticals, Inc.(a)	3,085,261	335,830,660
AstraZeneca PLC ADR (United Kingdom)	18,534,473	827,749,564
BioMarin Pharmaceutical, Inc.(a)	2,521,325	213,051,963
Bristol-Myers Squibb Co.	20,963,239	1,168,490,942
Gilead Sciences, Inc.	9,343,012	698,483,577
GlaxoSmithKline PLC ADR (United Kingdom)	27,984,900	1,060,347,861
Incyte Corp.(a)	2,338,100	171,219,063
Novartis AG ADR (Switzerland)	14,316,800	1,180,420,160
Roche Holding AG ADR (Switzerland)	20,914,199	848,489,053
Sanofi ADR (France)	30,370,628	1,327,803,856

		7,831,886,699

		11,648,487,131
INDUSTRIALS: 8.0%
CAPITAL GOODS: 4.4%
Johnson Controls International PLC(b) (Ireland/United States)	43,729,917	1,178,958,562
United Technologies Corp.	11,449,700	1,080,050,201

		2,259,008,763
TRANSPORTATION: 3.6%
FedEx Corp.(b)	15,571,499	1,888,199,969

		4,147,208,732
INFORMATION TECHNOLOGY: 18.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.8%
Maxim Integrated Products, Inc.	5,252,275	255,313,088
Microchip Technology, Inc.(b)	17,317,833	1,174,149,077

		1,429,462,165
SOFTWARE & SERVICES: 5.1%
Cognizant Technology Solutions Corp., Class A	14,295,777	664,324,757
Micro Focus International PLC ADR(b) (United Kingdom)	22,761,228	115,399,426
Microsoft Corp.	11,508,100	1,814,942,451
VMware, Inc., Class A(a)	184,100	22,294,510

		2,616,961,144
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.7%
Cisco Systems, Inc.	20,239,187	795,602,441
Dell Technologies, Inc., Class C(a)	22,084,917	873,458,468
Hewlett Packard Enterprise Co.(b)	81,628,445	792,612,201
HP Inc.(b)	93,703,537	1,626,693,402
Juniper Networks, Inc.(b)	29,762,665	569,657,408
TE Connectivity, Ltd. (Switzerland)	14,223,956	895,824,749

		5,553,848,669

		9,600,271,978
MATERIALS: 0.8%
Celanese Corp.(b)	5,629,598	413,156,197
TOTAL COMMON STOCKS (Cost $51,762,046,177)		$50,879,673,937

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

SHORT-TERM INVESTMENTS: 1.1%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 0.7%
Fixed Income Clearing Corporation(c) 0.00%, dated 3/31/20, due 4/1/20, maturity value $388,631,000	$388,631,000	$388,631,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	210,107,909	210,107,909

TOTAL SHORT-TERM INVESTMENTS (Cost $598,738,909)		$598,738,909

TOTAL INVESTMENTS IN SECURITIES (Cost $52,360,785,086)	99.4%	$51,478,412,846
OTHER ASSETS LESS LIABILITIES	0.6%	294,255,608

NET ASSETS	100.0%	$51,772,668,454

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-2.125%, 8/15/21-8/31/21. Total collateral value is $396,404,939.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	5,844	6/19/20	$750,866,340	$31,185,996

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks (a)	$50,879,673,937	$—
Short-term Investments
Repurchase Agreements	—	388,631,000
Money Market Fund	210,107,909	—

Total Securities	$51,089,781,846	$388,631,000

Other Investments
Futures Contracts
Appreciation	$31,185,996	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the three months ended March 31, 2020. Further detail on these holdings and related transactions during the period appear below.

	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Dividend Income (a)
COMMON STOCKS: 22.7%
CONSUMER DISCRETIONARY: 0.7%
Mattel, Inc.(b)	$313,659,533	$—	$(137,904,686)	$(14,403,477)	$(43,508,766)	$—	(c)	$—
Qurate Retail, Inc., Series A(b)	309,578,902	—	(1,159,730)	836,731	(85,932,097)	223,323,806		—
The Gap, Inc.	332,925,008	—	(1,266,624)	133,634	(199,740,626)	132,051,392		4,548,645

						355,375,198

CONSUMER STAPLES: 1.1%
Molson Coors Beverage Company, Class B	612,192,157	156,694,806	—	—	(209,330,449)	559,556,514		8,005,037
ENERGY: 3.9%
Apache Corp.	832,565,762	—	(3,213,112)	61,617	(693,948,371)	135,465,896		8,102,027
Baker Hughes Co., Class A	1,207,198,528	76,477,780	(4,696,874)	884,703	(713,729,379)	566,134,758		8,445,167
Concho Resources, Inc.	593,330,535	197,115,332	(6,786,982)	(1,127,211)	(291,080,739)	491,450,935		1,339,820
Occidental Petroleum Corp.	2,167,148,431	346,234,394	(8,720,384)	(203,782)	(1,681,316,060)	823,142,599		47,203,311

						2,016,194,188

FINANCIALS: 2.9%
Brighthouse Financial, Inc.(b)	262,282,482	—	(1,019,720)	47,735	(100,344,025)	160,966,472		—
Capital One Financial Corp.	2,520,215,783	86,212,683	(9,884,394)	7,653,446	(1,277,692,040)	1,326,505,478		9,757,645

						1,487,471,950

INDUSTRIALS: 5.9%
FedEx Corp.	2,314,435,230	38,793,879	(9,243,960)	6,977,746	(462,762,926)	1,888,199,969		9,910,224
Johnson Controls International PLC	1,685,032,373	62,109,890	(6,673,680)	3,454,397	(564,964,418)	1,178,958,562		10,719,778

						3,067,158,531

INFORMATION TECHNOLOGY: 8.3%
Hewlett Packard Enterprise Co.	1,216,894,106	59,966,141	(4,831,596)	3,477,111	(482,893,561)	792,612,201		9,699,917
HP Inc.	1,525,699,363	426,098,531	(6,010,389)	4,143,238	(323,237,341)	1,626,693,402		16,510,563
Juniper Networks, Inc.	735,921,371	—	(2,876,244)	335,279	(163,722,998)	569,657,408		5,952,533
Microchip Technology, Inc.	1,594,585,368	146,020,062	(17,102,518)	4,647,945	(554,001,780)	1,174,149,077		5,529,895
Micro Focus International PLC ADR	320,588,699	—	(1,314,530)	138,559	(204,013,302)	115,399,426		—

						4,278,511,514

MATERIALS: 0.0%
Celanese Corp.	757,630,986	—	(61,560,809)	37,693,438	(320,607,418)	—	(c)	3,490,351

				$54,751,109	$(8,372,826,296)	$11,764,267,895		$149,214,913

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2020

COMMON STOCKS: 92.3%

	SHARES	VALUE
COMMUNICATION SERVICES: 11.5%
MEDIA & ENTERTAINMENT: 10.6%
Alphabet, Inc., Class C(a) (United States)	178,799	$207,909,265
Baidu, Inc. ADR(a) (Cayman Islands/China)	645,300	65,039,787
Charter Communications, Inc., Class A(a) (United States)	415,897	181,460,020
Comcast Corp., Class A (United States)	4,306,200	148,047,156
DISH Network Corp., Class A(a) (United States)	1,630,800	32,599,692
Grupo Televisa SAB ADR (Mexico)	12,141,400	70,420,120
Liberty Global PLC, Class C(a) (United Kingdom)	3,430,200	53,888,442
MultiChoice Group, Ltd.(a) (South Africa)	832,403	3,986,847
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	3,108,093

		766,459,422
TELECOMMUNICATION SERVICES: 0.9%
Millicom International Cellular SA SDR (Luxembourg)	1,372,984	38,661,048
Sprint Corp.(a) (United States)	3,277,400	28,251,188

		66,912,236

		833,371,658
CONSUMER DISCRETIONARY: 8.4%
AUTOMOBILES & COMPONENTS: 1.8%
Bayerische Motoren Werke AG (Germany)	894,300	46,950,786
Honda Motor Co., Ltd. (Japan)	3,791,300	85,265,278

		132,216,064
CONSUMER DURABLES & APPAREL: 0.2%
Mattel, Inc.(a) (United States)	1,155,967	10,184,069
RETAILING: 6.4%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	452,700	88,041,096
Booking Holdings, Inc.(a) (United States)	90,500	121,751,460
JD.com, Inc. ADR(a) (Cayman Islands/China)	1,853,446	75,064,563
Naspers, Ltd., Class N (South Africa)	634,953	90,208,391
Prosus NV(a) (Netherlands)	796,053	55,157,377
Qurate Retail, Inc., Series A(a) (United States)	5,081,572	31,022,997

		461,245,884

		603,646,017
CONSUMER STAPLES: 0.5%
FOOD & STAPLES RETAILING: 0.5%
Magnit PJSC (Russia)	956,100	38,743,178
ENERGY: 5.8%
Apache Corp. (United States)	4,567,082	19,090,403
Baker Hughes Co., Class A (United States)	6,192,127	65,017,333
Hess Corp. (United States)	1,940,032	64,603,066
Occidental Petroleum Corp. (United States)	7,700,663	89,173,677
Ovintiv, Inc. (United States)	6,282,238	16,962,043
Schlumberger, Ltd. (Curacao/United States)	4,569,600	61,643,904
Suncor Energy, Inc. (Canada)	6,419,700	101,431,260

		417,921,686
FINANCIALS: 25.2%
BANKS: 14.9%
Axis Bank, Ltd. (India)	12,104,510	59,638,411
Banco Santander SA (Spain)	49,733,398	121,048,500
Bank of America Corp. (United States)	4,422,900	93,898,167
Barclays PLC (United Kingdom)	51,487,800	59,824,330
BNP Paribas SA (France)	4,309,300	129,904,782

	SHARES	VALUE
ICICI Bank, Ltd. (India)	27,088,336	$117,399,533
Kasikornbank PCL, Foreign (Thailand)	5,369,500	14,885,184
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,933,300	78,094,658
Societe Generale SA (France)	4,988,585	83,919,808
Standard Chartered PLC (United Kingdom)	16,465,377	90,751,676
UniCredit SPA (Italy)	16,362,680	128,115,204
Wells Fargo & Co. (United States)	3,537,773	101,534,085

		1,079,014,338
DIVERSIFIED FINANCIALS: 9.0%
Bank of New York Mellon Corp. (United States)	1,369,400	46,121,392
Capital One Financial Corp. (United States)	2,178,500	109,839,970
Charles Schwab Corp. (United States)	3,948,900	132,762,018
Credit Suisse Group AG (Switzerland)	13,783,799	113,818,177
Goldman Sachs Group, Inc. (United States)	524,900	81,144,291
UBS Group AG (Switzerland)	17,534,800	163,888,111

		647,573,959
INSURANCE: 1.3%
AEGON NV (Netherlands)	12,085,507	30,657,114
Aviva PLC (United Kingdom)	20,241,320	67,199,167

		97,856,281

		1,824,444,578
HEALTH CARE: 18.4%
HEALTH CARE EQUIPMENT & SERVICES: 4.4%
Cigna Corp. (United States)	632,238	112,019,929
CVS Health Corp. (United States)	1,447,500	85,880,175
UnitedHealth Group, Inc. (United States)	481,000	119,951,780

		317,851,884
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.0%
Alnylam Pharmaceuticals, Inc.(a) (United States)	322,500	35,104,125
AstraZeneca PLC (United Kingdom)	1,052,300	93,999,938
Bayer AG (Germany)	1,633,120	95,864,494
Bristol-Myers Squibb Co. (United States)	1,416,900	78,978,006
GlaxoSmithKline PLC (United Kingdom)	9,058,400	169,911,598
Incyte Corp.(a) (United States)	335,300	24,554,019
Novartis AG (Switzerland)	1,985,900	164,124,785
Roche Holding AG (Switzerland)	442,100	143,732,909
Sanofi (France)	2,321,262	204,365,688

		1,010,635,562

		1,328,487,446
INDUSTRIALS: 7.7%
CAPITAL GOODS: 4.8%
Johnson Controls International PLC (Ireland/United States)	2,896,903	78,100,505
Mitsubishi Electric Corp. (Japan)	10,640,500	131,321,539
Schneider Electric SA (France)	524,278	45,139,560
United Technologies Corp. (United States)	978,700	92,320,771

		346,882,375
TRANSPORTATION: 2.9%
FedEx Corp. (United States)	1,721,500	208,749,090

		555,631,465
INFORMATION TECHNOLOGY: 10.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Microchip Technology, Inc. (United States)	1,748,500	118,548,300
SOFTWARE & SERVICES: 2.7%
Cognizant Technology Solutions Corp., Class A (United States)	1,038,500	48,259,095

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

COMMON STOCKS (continued)

	SHARES	VALUE
Micro Focus International PLC (United Kingdom)	3,002,699	$14,853,359
Microsoft Corp. (United States)	802,100	126,499,191
VMware, Inc., Class A(a) (United States)	20,832	2,522,755

		192,134,400
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.4%
Dell Technologies, Inc., Class C(a) (United States)	2,922,943	115,602,396
Hewlett Packard Enterprise Co. (United States)	6,098,298	59,214,473
HP Inc. (United States)	7,236,200	125,620,432
Juniper Networks, Inc. (United States)	3,067,168	58,705,595
Samsung Electronics Co., Ltd. (South Korea)	159,600	6,202,712
TE Connectivity, Ltd. (Switzerland)	1,502,963	94,656,610

		460,002,218

		770,684,918
MATERIALS: 3.7%
Celanese Corp. (United States)	836,500	61,390,735
Cemex SAB de CV ADR (Mexico)	14,039,917	29,764,624
Glencore PLC (Jersey/United Kingdom)	39,929,525	60,942,856
LafargeHolcim, Ltd. (Switzerland)	1,519,662	55,553,928
Linde PLC (Ireland/United States)	338,461	61,073,392

		268,725,535
REAL ESTATE: 0.4%
Hang Lung Group, Ltd. (Hong Kong)	14,717,900	30,933,693

TOTAL COMMON STOCKS (Cost $8,271,274,069)		$6,672,590,174

PREFERRED STOCKS: 2.5%
ENERGY: 0.3%
Petroleo Brasileiro SA, Pfd (Brazil)	8,144,906	21,929,377
FINANCIALS: 1.2%
BANKS: 1.2%
Itau Unibanco Holding SA, Pfd (Brazil)	19,284,293	85,693,948
INFORMATION TECHNOLOGY: 1.0%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.0%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,301,600	75,129,956

TOTAL PREFERRED STOCKS (Cost $144,058,984)		$182,753,281

SHORT-TERM INVESTMENTS: 2.2%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 1.8%
Fixed Income Clearing Corporation(b) 0.00%, dated 3/31/20, due 4/1/20, maturity value $128,013,000	$128,013,000	$128,013,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	28,600,458	28,600,458

TOTAL SHORT-TERM INVESTMENTS (Cost $156,613,458)		$156,613,458

TOTAL INVESTMENTS IN SECURITIES (Cost $8,571,946,511)	97.0%	$7,011,956,913
OTHER ASSETS LESS LIABILITIES	3.0%	218,932,205

NET ASSETS	100.0%	$7,230,889,118

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 1.50%, 9/30/21. Total collateral value is $130,576,841.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

EQUITY TOTAL RETURN SWAPS (a)

Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Naspers, Ltd.	2.898%	JPMorgan	9/30/20	$40,555,360	$(7,729,148)
Total Return on Prosus NV	2.898%	JPMorgan	9/30/20	19,609,965	(3,947,586)
2.198%	Total Return on Tencent Holdings, Ltd.	JPMorgan	9/30/20	77,273,330	(6,885,351)

					$(18,562,085)

(a)	The combination of the equity total return swaps is designed to hedge Naspers Ltd.’s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index - Long Position	1,782	6/19/20	$228,960,270	$9,198,991

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
State Street	4/29/20	USD	53,004,755	CHF	51,051,000	$(107,643)
State Street	4/29/20	USD	53,010,259	CHF	51,051,000	(102,139)
Bank of America	5/20/20	USD	12,243,302	CHF	11,900,000	(149,856)
Bank of America	5/20/20	USD	12,248,255	CHF	11,900,000	(144,903)
Citibank	6/10/20	USD	16,434,742	CHF	15,200,000	589,855
Citibank	6/10/20	USD	16,474,643	CHF	15,200,000	629,756
Citibank	4/29/20	CHF	9,300,000	USD	9,880,058	(204,532)
State Street	4/29/20	CHF	9,300,000	USD	9,849,817	(174,290)
State Street	4/29/20	CHF	25,000,000	USD	25,486,798	522,682
State Street	4/29/20	CHF	13,300,000	USD	13,588,484	248,560
CNH: Chinese Yuan Renminbi
JPMorgan	7/15/20	USD	7,271,849	CNH	50,480,450	164,681
UBS	7/15/20	USD	7,271,744	CNH	50,480,450	164,576
UBS	9/23/20	USD	45,575,548	CNH	327,000,000	(391,456)
HSBC	11/18/20	USD	2,680,091	CNH	18,926,000	23,668
JPMorgan	11/18/20	USD	13,810,598	CNH	98,000,000	55,473
JPMorgan	11/18/20	USD	13,801,845	CNH	98,000,000	46,720
UBS	11/18/20	USD	21,551,724	CNH	152,000,000	217,245
JPMorgan	12/16/20	USD	12,484,926	CNH	88,000,000	143,274
UBS	12/16/20	USD	12,491,660	CNH	88,000,000	150,009
HSBC	1/13/21	USD	30,646,516	CNH	219,000,000	(40,907)
HSBC	1/13/21	USD	30,631,513	CNH	219,000,000	(55,910)
Morgan Stanley	1/13/21	USD	9,406,565	CNH	65,338,000	251,063
Morgan Stanley	1/13/21	USD	9,409,274	CNH	65,338,000	253,773
Goldman Sachs	3/10/21	USD	12,411,005	CNH	87,578,260	163,368
JPMorgan	3/10/21	USD	12,422,801	CNH	87,578,260	175,163
JPMorgan	5/12/21	USD	39,755,786	CNH	280,000,000	687,156
Goldman Sachs	10/27/21	USD	12,720,309	CNH	90,000,000	239,234
HSBC	10/27/21	USD	12,723,546	CNH	90,000,000	242,471
HSBC	10/27/21	USD	14,689,104	CNH	103,000,000	405,208
HSBC	1/26/22	USD	9,113,221	CNH	64,397,667	212,090
JPMorgan	1/26/22	USD	9,135,069	CNH	64,397,666	233,938
JPMorgan	1/26/22	USD	9,093,789	CNH	64,397,667	192,658
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	380,534
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	381,587
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	241,727
HSBC	4/27/22	USD	5,378,709	CNH	38,525,000	70,832
HSBC	4/27/22	USD	5,296,950	CNH	37,950,000	68,295
HSBC	4/27/22	USD	5,374,581	CNH	38,525,000	66,705
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(308,511)
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(308,511)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	121,802
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	126,181
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	283,373
JPMorgan	7/15/20	CNH	100,960,900	USD	14,437,217	(222,880)
UBS	9/23/20	CNH	37,000,000	USD	5,278,852	(77,692)
JPMorgan	11/18/20	CNH	88,500,000	USD	12,535,411	(113,691)
JPMorgan	11/18/20	CNH	88,500,000	USD	12,560,318	(138,598)
HSBC	1/13/21	CNH	63,500,000	USD	8,953,751	(55,799)
HSBC	1/13/21	CNH	50,000,000	USD	7,006,726	(466)
JPMorgan	1/13/21	CNH	63,500,000	USD	8,963,862	(65,911)
UBS	1/13/21	CNH	50,000,000	USD	6,993,985	12,276
HSBC	5/12/21	CNH	65,500,000	USD	9,235,498	(96,229)
HSBC	5/12/21	CNH	65,500,000	USD	9,238,364	(99,095)
HSBC	10/27/21	CNH	134,000,000	USD	18,536,450	46,483
UBS	10/27/21	CNH	134,000,000	USD	18,541,580	41,353
Goldman Sachs	4/27/22	CNH	68,371,000	USD	9,498,611	(78,628)
HSBC	4/27/22	CNH	173,000,000	USD	24,116,540	(281,038)
JPMorgan	4/27/22	CNH	68,371,000	USD	9,524,015	(104,032)
HSBC	7/27/22	CNH	62,500,000	USD	8,664,910	(79,470)
HSBC	7/27/22	CNH	62,500,000	USD	8,669,718	(84,278)

Unrealized gain on currency forward contracts						7,853,769
Unrealized loss on currency forward contracts						(3,486,465)

Net unrealized gain on currency forward contracts						$4,367,304

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$787,615,670	$45,755,988
Consumer Discretionary	326,064,185	277,581,832
Consumer Staples	—	38,743,178
Energy	417,921,686	—
Financials	565,299,923	1,259,144,655
Health Care	456,488,034	871,999,412
Industrials	379,170,366	176,461,099
Information Technology	749,628,847	21,056,071
Materials	91,155,359	177,570,176
Real Estate	—	30,933,693
Preferred Stocks
Energy	21,929,377	—
Financials	85,693,948	—
Information Technology	—	75,129,956
Short-term Investments
Repurchase Agreements	—	128,013,000
Money Market Fund	28,600,458	—

Total Securities	$3,909,567,853	$3,102,389,060

Other Investments
Equity Total Return Swaps
Depreciation	—	(18,562,085)
Futures Contracts
Appreciation	$9,198,991	$—
Currency Forward Contracts
Appreciation	—	7,853,769
Depreciation	—	(3,486,465)

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2020

COMMON STOCKS: 92.3%

	SHARES	VALUE
COMMUNICATION SERVICES: 6.1%
MEDIA & ENTERTAINMENT: 4.7%
Baidu, Inc. ADR(a) (Cayman Islands/China)	5,523,821	$556,745,918
Grupo Televisa SAB ADR (Mexico)	50,125,880	290,730,104
Liberty Global PLC, Class A(a)(b) (United Kingdom)	15,733,436	259,759,028
Liberty Global PLC, Class C(a) (United Kingdom)	27,740,701	435,806,413
MultiChoice Group, Ltd.(a) (South Africa)	8,436,537	40,407,326
Television Broadcasts, Ltd.(b) (Hong Kong)	39,842,700	49,346,413

		1,632,795,202
TELECOMMUNICATION SERVICES: 1.4%
America Movil SAB de CV, Series L (Mexico)	293,682,209	174,556,609
Millicom International Cellular SA SDR(b) (Luxembourg)	7,491,649	210,952,932
Vodafone Group PLC (United Kingdom)	63,425,374	88,599,423

		474,108,964

		2,106,904,166
CONSUMER DISCRETIONARY: 12.0%
AUTOMOBILES & COMPONENTS: 4.4%
Bayerische Motoren Werke AG (Germany)	9,665,980	507,464,339
Honda Motor Co., Ltd. (Japan)	36,411,255	818,878,952
Yamaha Motor Co., Ltd. (Japan)	13,820,200	166,937,075

		1,493,280,366
RETAILING: 7.6%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	2,437,800	474,103,344
Booking Holdings, Inc.(a) (United States)	390,100	524,809,332
JD.com, Inc. ADR(a) (Cayman Islands/China)	10,093,748	408,796,794
Naspers, Ltd., Class N (South Africa)	5,305,458	753,751,584
Prosus NV(a) (Netherlands)	6,607,858	457,849,056

		2,619,310,110

		4,112,590,476
CONSUMER STAPLES: 1.9%
FOOD & STAPLES RETAILING: 0.7%
Magnit PJSC(b) (Russia)	5,528,885	224,042,020
FOOD, BEVERAGE & TOBACCO: 1.2%
Imperial Brands PLC (United Kingdom)	22,405,097	415,299,621

		639,341,641
ENERGY: 7.5%
Equinor ASA (Norway)	44,270,704	557,664,991
Ovintiv, Inc.(b) (United States)	28,485,424	76,910,645
Schlumberger, Ltd. (Curacao/United States)	31,671,424	427,247,510
Suncor Energy, Inc. (Canada)	40,818,954	644,939,473
Total SA (France)	22,691,249	879,954,504

		2,586,717,123
FINANCIALS: 24.3%
BANKS: 16.5%
Axis Bank, Ltd. (India)	58,996,225	290,671,917
Banco Santander SA (Spain)	312,132,020	759,713,076
Barclays PLC (United Kingdom)	457,487,948	531,561,073
BNP Paribas SA (France)	27,108,158	817,181,294
ICICI Bank, Ltd. (India)	196,131,976	850,026,460
Kasikornbank PCL, Foreign (Thailand)	30,605,000	84,842,361
Mitsubishi UFJ Financial Group, Inc. (Japan)	140,866,400	525,522,178
Societe Generale SA (France)	31,047,223	522,287,780

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	96,153,879	$529,968,166
UniCredit SPA (Italy)	95,887,662	750,773,550

		5,662,547,855
DIVERSIFIED FINANCIALS: 5.7%
Credit Suisse Group AG (Switzerland)	100,403,284	829,068,878
Haci Omer Sabanci Holding AS (Turkey)	16,595,322	18,483,569
UBS Group AG (Switzerland)	118,591,727	1,108,411,508

		1,955,963,955
INSURANCE: 2.1%
AEGON NV (Netherlands)	103,998,142	263,810,432
Aviva PLC (United Kingdom)	141,508,943	469,795,601

		733,606,033

		8,352,117,843
HEALTH CARE: 16.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.2%
AstraZeneca PLC (United Kingdom)	9,257,400	826,945,765
Bayer AG (Germany)	13,579,950	797,145,975
GlaxoSmithKline PLC (United Kingdom)	52,448,600	983,796,852
Novartis AG (Switzerland)	9,773,570	807,737,083
Roche Holding AG (Switzerland)	2,750,500	894,226,117
Sanofi (France)	14,067,862	1,238,545,369

		5,548,397,161
INDUSTRIALS: 8.7%
CAPITAL GOODS: 8.3%
Johnson Controls International PLC (Ireland/United States)	18,434,401	496,991,451
Mitsubishi Electric Corp. (Japan)	88,137,900	1,087,768,871
Nidec Corp. (Japan)	7,051,600	365,775,343
Schneider Electric SA (France)	6,845,846	589,417,215
Smiths Group PLC(b) (United Kingdom)	21,049,983	318,679,608

		2,858,632,488
TRANSPORTATION: 0.4%
DP World PLC (United Arab Emirates)	8,256,304	123,716,067
		2,982,348,555
INFORMATION TECHNOLOGY: 6.7%
SOFTWARE & SERVICES: 0.8%
Fujitsu, Ltd. (Japan)	1,912,450	172,577,728
Micro Focus International PLC(b) (United Kingdom)	19,729,707	97,596,334

		270,174,062
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.9%
Brother Industries, Ltd. (Japan)	9,819,300	150,090,626
Kyocera Corp. (Japan)	10,995,800	652,078,774
Murata Manufacturing Co., Ltd. (Japan)	9,880,800	500,115,887
Samsung Electronics Co., Ltd. (South Korea)	5,376,250	208,943,176
TE Connectivity, Ltd. (Switzerland)	8,111,685	510,873,921

		2,022,102,384

		2,292,276,446
MATERIALS: 6.6%
Akzo Nobel NV (Netherlands)	7,917,354	521,962,186
Cemex SAB de CV ADR (Mexico)	84,443,126	179,019,427
Glencore PLC (Jersey/United Kingdom)	208,843,873	318,750,151
LafargeHolcim, Ltd. (Switzerland)	10,619,401	388,210,954
Linde PLC (Ireland/United States)	3,030,735	546,879,162
Nutrien, Ltd. (Canada)	9,732,604	330,324,580

		2,285,146,460
REAL ESTATE: 1.5%
Daito Trust Construction Co., Ltd. (Japan)	3,109,200	289,996,534

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

COMMON STOCKS (continued)

	SHARES	VALUE
Hang Lung Group, Ltd.(b) (Hong Kong)	106,789,500	$224,447,348

		514,443,882
UTILITIES: 0.8%
Engie SA (France)	25,336,400	262,083,183
TOTAL COMMON STOCKS (Cost $42,775,346,265)		$31,682,366,936

PREFERRED STOCKS: 5.0%
ENERGY: 0.5%
Petroleo Brasileiro SA, Pfd (Brazil)	64,328,200	173,197,498
FINANCIALS: 1.7%
BANKS: 1.7%
Itau Unibanco Holding SA, Pfd (Brazil)	133,779,551	594,478,519
INFORMATION TECHNOLOGY: 2.8%
TECHNOLOGY, HARDWARE & EQUIPMENT: 2.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	28,739,700	938,135,379

TOTAL PREFERRED STOCKS (Cost $1,641,297,586)		$1,705,811,396

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 1.0%
Fixed Income Clearing Corporation(c) 0.00%, dated 3/31/20, due 4/1/20, maturity value $347,301,000	$347,301,000	$347,301,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	136,465,938	136,465,938

TOTAL SHORT-TERM INVESTMENTS (Cost $483,766,938)		$483,766,938

TOTAL INVESTMENTS IN SECURITIES (Cost $44,900,410,789)	98.7%	$33,871,945,270
OTHER ASSETS LESS LIABILITIES	1.3%	459,250,358

NET ASSETS	100.0%	$34,331,195,628

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-2.00%, 8/31/21. Total collateral value is $354,250,498.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

EQUITY TOTAL RETURN SWAPS (a)

Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Naspers, Ltd.	2.898%	JPMorgan	9/30/20	$275,385,236	$(52,483,651)
Total Return on Prosus NV	2.898%	JPMorgan	9/30/20	133,158,598	(26,805,506)
2.198%	Total Return on Tencent Holdings, Ltd.	JPMorgan	9/30/20	524,713,657	(46,754,003)

					$(126,043,160)

(a)	The combination of the equity total return swaps is designed to hedge Naspers Ltd.’s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index – Long Position	19,050	6/19/20	$577,151,123	$66,418,995
Yen Denominated Nikkei 225 Index – Long Position	4,363	6/11/20	378,275,447	2,869,696

				$69,288,691

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)

CHF: Swiss Franc
State Street	4/29/20	USD	187,407,853	CHF	180,500,000	$(380,592)
State Street	4/29/20	USD	187,427,314	CHF	180,500,000	(361,132)
Bank of America	5/20/20	USD	190,164,719	CHF	184,832,500	(2,327,581)
Bank of America	5/20/20	USD	190,241,641	CHF	184,832,500	(2,250,659)
Citibank	6/10/20	USD	208,137,360	CHF	192,500,000	7,470,207
Citibank	6/10/20	USD	208,642,684	CHF	192,500,000	7,975,531
Citibank	4/29/20	CHF	88,500,000	USD	94,019,909	(1,946,350)
State Street	4/29/20	CHF	88,500,000	USD	93,732,127	(1,658,568)
State Street	4/29/20	CHF	120,000,000	USD	122,336,630	2,508,874
CNH: Chinese Yuan Renminbi
Citibank	5/13/20	USD	28,812,895	CNH	205,349,500	(127,871)
JPMorgan	7/15/20	USD	112,731,644	CNH	782,571,800	2,552,963
UBS	7/15/20	USD	112,730,020	CNH	782,571,800	2,551,339
UBS	9/23/20	USD	81,354,862	CNH	583,713,000	(698,770)
UBS	9/23/20	USD	141,702,742	CNH	982,000,000	3,661,158
JPMorgan	11/18/20	USD	91,600,902	CNH	650,000,000	367,930
JPMorgan	11/18/20	USD	91,542,849	CNH	650,000,000	309,878
JPMorgan	12/16/20	USD	148,967,865	CNH	1,050,000,000	1,709,524
UBS	12/16/20	USD	149,048,221	CNH	1,050,000,000	1,789,879
HSBC	1/13/21	USD	61,013,154	CNH	436,000,000	(81,441)
HSBC	1/13/21	USD	60,983,286	CNH	436,000,000	(111,309)
Morgan Stanley	1/13/21	USD	115,783,410	CNH	804,000,000	3,122,735
Morgan Stanley	1/13/21	USD	115,750,072	CNH	804,000,000	3,089,397
Morgan Stanley	2/3/21	USD	202,357,285	CNH	1,425,000,000	2,827,214
Goldman Sachs	3/10/21	USD	91,728,650	CNH	647,283,220	1,207,438
JPMorgan	3/10/21	USD	91,815,827	CNH	647,283,220	1,294,615
HSBC	5/12/21	USD	186,683,702	CNH	1,315,000,000	3,200,675
UBS	5/12/21	USD	186,803,040	CNH	1,315,000,000	3,320,012
Goldman Sachs	10/27/21	USD	120,136,249	CNH	850,000,000	2,259,430
Goldman Sachs	10/27/21	USD	40,654,396	CNH	290,000,000	437,599
HSBC	10/27/21	USD	120,166,820	CNH	850,000,000	2,290,002
HSBC	10/27/21	USD	40,678,917	CNH	290,000,000	462,120
HSBC	1/26/22	USD	83,239,651	CNH	588,204,670	1,937,220
JPMorgan	1/26/22	USD	83,439,203	CNH	588,204,660	2,136,773
JPMorgan	1/26/22	USD	83,062,158	CNH	588,204,670	1,759,727
Goldman Sachs	4/27/22	USD	82,386,238	CNH	573,325,830	3,394,857
HSBC	4/27/22	USD	83,592,472	CNH	582,012,585	3,404,252
HSBC	4/27/22	USD	82,344,735	CNH	582,012,585	2,156,515
HSBC	4/27/22	USD	59,399,651	CNH	425,450,000	782,228
HSBC	4/27/22	USD	58,496,755	CNH	419,100,000	754,219
HSBC	4/27/22	USD	59,354,074	CNH	425,450,000	736,650
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(631,889)
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(631,889)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	466,374
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	483,142
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	1,145,369
HSBC	5/13/20	CNH	205,349,500	USD	29,411,272	(470,507)
JPMorgan	7/15/20	CNH	950,000,000	USD	135,848,193	(2,097,211)
Citibank	12/16/20	CNH	420,000,000	USD	59,469,027	(565,690)
JPMorgan	12/16/20	CNH	210,000,000	USD	29,783,009	(331,341)
JPMorgan	12/16/20	CNH	210,000,000	USD	29,771,187	(319,519)
HSBC	1/13/21	CNH	550,000,000	USD	77,073,991	(5,121)
HSBC	1/13/21	CNH	641,000,000	USD	90,383,531	(563,266)
JPMorgan	1/13/21	CNH	641,000,000	USD	90,485,601	(665,337)
UBS	1/13/21	CNH	550,000,000	USD	76,933,837	135,033
HSBC	5/12/21	CNH	725,000,000	USD	102,224,980	(1,065,136)
HSBC	5/12/21	CNH	725,000,000	USD	102,256,700	(1,096,856)
Goldman Sachs	10/27/21	CNH	257,500,000	USD	36,084,641	(374,899)
HSBC	10/27/21	CNH	515,000,000	USD	72,027,972	(608,488)
HSBC	10/27/21	CNH	257,500,000	USD	36,040,197	(330,455)
HSBC	10/27/21	CNH	440,000,000	USD	60,865,957	152,632
UBS	10/27/21	CNH	440,000,000	USD	60,882,801	135,788
Goldman Sachs	4/27/22	CNH	400,000,000	USD	55,570,992	(460,005)
HSBC	4/27/22	CNH	700,000,000	USD	96,087,852	356,375
JPMorgan	4/27/22	CNH	400,000,000	USD	55,719,619	(608,632)

Unrealized gain on currency forward contracts						74,345,674
Unrealized loss on currency forward contracts						(20,770,514)

Net unrealized gain on currency forward contracts						$53,575,160

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,717,598,072	$389,306,094
Consumer Discretionary	1,407,709,470	2,704,881,006
Consumer Staples	—	639,341,641
Energy	1,149,097,628	1,437,619,495
Financials	—	8,352,117,843
Health Care	—	5,548,397,161
Industrials	496,991,451	2,485,357,104
Information Technology	510,873,921	1,781,402,525
Materials	509,344,007	1,775,802,453
Real Estate	—	514,443,882
Utilities	142,092,719	119,990,464
Preferred Stocks
Energy	173,197,498	—
Financials	594,478,519	—
Information Technology	—	938,135,379
Short-term Investments
Repurchase Agreement	—	347,301,000
Money Market Fund	136,465,938	—

Total Securities	$6,837,849,223	$27,034,096,047

Other Investments
Equity Total Return Swaps
Depreciation	—	(126,043,160)
Futures Contracts
Appreciation	$69,288,691	$—
Currency Forward Contracts
Appreciation	—	74,345,674
Depreciation	—	(20,770,514)

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the three months ended March 31, 2020. Further detail on these holdings and related transactions during the period appear below.

	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Dividend Income (a)
COMMON STOCKS: 4.3%
COMMUNICATION SERVICES: 1.5%
Liberty Global PLC, Class A(b)	$392,144,546	$—	$(28,580,593)	$(25,873,577)	$(77,931,348)	$259,759,028	$—
Millicom International Cellular SA SDR	388,589,513	—	(20,712,656)	(35,421,466)	(121,502,459)	210,952,932	—
Television Broadcasts, Ltd.	62,584,173	—	—	—	(13,237,760)	49,346,413	—

						520,058,373

CONSUMER STAPLES: 0.7%
Magnit PJSC	314,511,897	—	(9,873,496)	(18,249,086)	(62,347,295)	224,042,020	12,315,700
ENERGY: 0.2%
Ovintiv, Inc.(c)	508,797,562	93,649,810	—	—	(525,536,727)	76,910,645	2,635,446
INDUSTRIALS: 0.9%
Smiths Group PLC	378,261,893	45,208,552	—	—	(104,790,837)	318,679,608	—
INFORMATION TECHNOLOGY: 0.3%
Micro Focus International PLC	278,013,131	—	—	—	(180,416,797)	97,596,334	—
REAL ESTATE: 0.7%
Hang Lung Group, Ltd.	263,948,484	—	—	—	(39,501,136)	224,447,348	—

				$(79,544,129)	$(1,125,264,359)	$1,461,734,328	$14,951,146

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Reflects name change from Encana Corp.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

DODGE & COX BALANCED FUND	March 31, 2020
Portfolio of Investments (unaudited)

COMMON STOCKS: 71.0%

	SHARES	VALUE
COMMUNICATION SERVICES: 9.2%
MEDIA & ENTERTAINMENT: 8.6%
Alphabet, Inc., Class A(a)	19,200	$22,309,440
Alphabet, Inc., Class C(a)	291,895	339,418,425
Charter Communications, Inc., Class A(a)	525,907	229,458,483
Comcast Corp., Class A	7,785,948	267,680,892
DISH Network Corp., Class A(a)	3,054,334	61,056,137
Fox Corp., Class A	3,061,133	72,334,573
Fox Corp., Class B	678,780	15,530,487
News Corp., Class A	1,427,504	12,811,848

		1,020,600,285
TELECOMMUNICATION SERVICES: 0.6%
Sprint Corp.(a)	8,107,071	69,882,952

		1,090,483,237
CONSUMER DISCRETIONARY: 2.2%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	981,400	18,577,902
CONSUMER DURABLES & APPAREL: 0.2%
Mattel, Inc.(a)	1,966,923	17,328,592
RETAILING: 1.8%
Booking Holdings, Inc.(a)	126,400	170,048,448
Qurate Retail, Inc., Series A(a)	4,835,850	29,522,864
The Gap, Inc.	2,720,678	19,153,573

		218,724,885

		254,631,379
CONSUMER STAPLES: 0.9%
FOOD, BEVERAGE & TOBACCO: 0.9%
Molson Coors Beverage Company, Class B	2,534,014	98,851,886
ENERGY: 4.6%
Apache Corp.	4,517,939	18,884,985
Baker Hughes Co., Class A	9,445,200	99,174,600
Concho Resources, Inc.	1,927,400	82,589,090
Halliburton Co.	5,279,413	36,163,979
Hess Corp.	2,248,425	74,872,553
National Oilwell Varco, Inc.	3,225,241	31,704,119
Occidental Petroleum Corp.	10,701,814	123,927,006
Schlumberger, Ltd. (Curacao/United States)	5,829,921	78,645,634

		545,961,966
FINANCIALS: 18.1%
BANKS: 6.5%
Bank of America Corp.	13,380,500	284,068,015
JPMorgan Chase & Co.	1,394,200	125,519,826
Truist Financial Corp.	3,351,384	103,356,683
Wells Fargo & Co.	8,915,106	255,863,542

		768,808,066
DIVERSIFIED FINANCIALS: 9.4%
American Express Co.	1,275,500	109,195,555
Bank of New York Mellon Corp.	4,827,800	162,600,304
Capital One Financial Corp.	4,422,048	222,959,660
Charles Schwab Corp.	10,221,800	343,656,916
Goldman Sachs Group, Inc.	1,244,000	192,309,960
State Street Corp.	1,690,000	90,026,300

		1,120,748,695
INSURANCE: 2.2%
Aegon NV, NY Shs (Netherlands)	13,174,348	32,804,126
Brighthouse Financial, Inc.(a)	1,060,818	25,639,971
Lincoln National Corp.	180,752	4,757,393
MetLife, Inc.	6,478,900	198,059,973

		261,261,463

		2,150,818,224

	SHARES	VALUE
HEALTH CARE: 16.3%
HEALTH CARE EQUIPMENT & SERVICES: 5.3%
Cigna Corp.	1,479,165	$262,078,455
CVS Health Corp.	1,955,500	116,019,815
Medtronic PLC (Ireland/United States)	550,000	49,599,000
UnitedHealth Group, Inc.	798,172	199,048,133

		626,745,403
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.0%
Alnylam Pharmaceuticals, Inc.(a)	413,000	44,955,050
AstraZeneca PLC ADR (United Kingdom)	3,281,699	146,560,678
BioMarin Pharmaceutical, Inc.(a)	429,400	36,284,300
Bristol-Myers Squibb Co.	3,534,600	197,018,604
Gilead Sciences, Inc.	1,598,780	119,524,793
GlaxoSmithKline PLC ADR (United Kingdom)	4,585,300	173,737,017
Incyte Corp.(a)	360,800	26,421,384
Novartis AG ADR (Switzerland)	2,397,800	197,698,610
Roche Holding AG ADR (Switzerland)	3,574,700	145,025,579
Sanofi ADR (France)	5,038,731	220,293,319

		1,307,519,334

		1,934,264,737
INDUSTRIALS: 5.8%
CAPITAL GOODS: 3.1%
Johnson Controls International PLC (Ireland/United States)	6,981,914	188,232,401
United Technologies Corp.	1,947,000	183,660,510

		371,892,911
TRANSPORTATION: 2.7%
FedEx Corp.	2,624,654	318,265,544

		690,158,455
INFORMATION TECHNOLOGY: 13.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.9%
Maxim Integrated Products, Inc.	915,191	44,487,435
Microchip Technology, Inc.	2,775,900	188,206,020

		232,693,455
SOFTWARE & SERVICES: 3.7%
Cognizant Technology Solutions Corp., Class A	2,448,200	113,767,854
Micro Focus International PLC ADR (United Kingdom)	3,451,871	17,500,986
Microsoft Corp.	1,911,700	301,494,207
VMware, Inc., Class A(a)	26,500	3,209,150

		435,972,197
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.8%
Cisco Systems, Inc.	3,432,500	134,931,575
Dell Technologies, Inc., Class C(a)	3,963,468	156,755,159
Hewlett Packard Enterprise Co.	13,154,520	127,730,389
HP Inc.	15,201,430	263,896,825
Juniper Networks, Inc.	5,245,329	100,395,597
TE Connectivity, Ltd. (Switzerland)	2,236,658	140,864,721

		924,574,266

		1,593,239,918
MATERIALS: 0.5%
Celanese Corp.	858,532	63,007,663

TOTAL COMMON STOCKS (Cost $8,405,318,494)		$8,421,417,465

PREFERRED STOCKS: 2.3%

	PAR VALUE	VALUE
COMMUNICATION SERVICES: 0.4%
MEDIA & ENTERTAINMENT: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(c)	53,210,000	53,210,000
FINANCIALS: 1.9%
BANKS: 1.9%
Bank of America Corp. 6.10%(g)	16,008,000	16,168,080

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

PREFERRED STOCKS (continued)

	PAR VALUE	VALUE

Bank of America Corp. 6.25%(g)	$8,170,000	$8,292,550
Citigroup, Inc. 5.95%(g)	5,175,000	5,005,260
Citigroup, Inc. 5.95% (g)	48,477,000	46,929,129
Citigroup, Inc. 6.25%(g)	45,886,000	47,048,751
JPMorgan Chase & Co. 6.10%(g)	73,080,000	71,564,321
Wells Fargo & Co. 5.875%(g)	27,987,000	28,406,805

		223,414,896

TOTAL PREFERRED STOCKS (Cost $279,097,532)		$276,624,896

DEBT SECURITIES: 25.3%
U.S. TREASURY: 2.4%
U.S. Treasury Inflation Indexed
0.125%, 1/15/22(h)	9,602,522	9,464,175
0.125%, 4/15/22(h)	58,270,463	57,443,662
0.625%, 4/15/23(h)	27,243,473	27,451,498
U.S. Treasury Note/Bond
1.125%, 2/28/22	141,365,000	143,745,012
1.625%, 10/31/26	18,000,000	19,270,547
2.375%, 5/15/29	21,400,000	24,626,719

		282,001,613
GOVERNMENT-RELATED: 1.4%
FOREIGN-AGENCY: 0.6%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30(c)	7,927,000	7,233,388
7.25%, 3/17/44	4,300,000	4,346,440
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	8,775,000	6,669,000
6.50%, 3/13/27	18,400,000	13,617,840
6.625%, 6/15/35	9,425,000	6,337,841
6.375%, 1/23/45	20,125,000	13,010,007
6.75%, 9/21/47	11,625,000	7,432,909
6.35%, 2/12/48	12,058,000	7,536,250
6.95%, 1/28/60(c)	3,367,000	2,246,462

		68,430,137
LOCAL AUTHORITY: 0.8%
New Jersey Turnpike Authority RB 7.102%, 1/1/41	12,436,000	17,715,082
State of California GO
7.50%, 4/1/34	13,470,000	21,243,133
7.55%, 4/1/39	1,780,000	2,888,406
7.30%, 10/1/39	18,730,000	28,779,582
7.625%, 3/1/40	4,590,000	7,405,047
State of Illinois GO 5.10%, 6/1/33	22,615,000	22,448,327

		100,479,577

		168,909,714
SECURITIZED: 10.0%
ASSET-BACKED: 2.6%
Federal Agency: 0.0%(I)
Small Business Admin.-504 Program
Series 2000-20D 1, 7.47%, 4/1/20	81,816	81,818
Series 2000-20E 1, 8.03%, 5/1/20	13,072	13,090
Series 2000-20G 1, 7.39%, 7/1/20	24,854	24,931
Series 2000-20I 1, 7.21%, 9/1/20	7,571	7,604
Series 2001-20E 1, 6.34%, 5/1/21	150,804	152,694
Series 2001-20G 1, 6.625%, 7/1/21	102,432	104,034
Series 2003-20J 1, 4.92%, 10/1/23	736,298	764,872
Series 2007-20F 1, 5.71%, 6/1/27	1,030,483	1,110,445

		2,259,488
Other: 0.5%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	19,454,607	19,017,073
9.75%, 1/6/27(c)	29,027,467	27,431,247
8.20%, 4/6/28(c)	4,775,000	4,297,500

		50,745,820
Student Loan: 2.1%
Navient Student Loan Trust

	PAR VALUE	VALUE
USD LIBOR 1-Month
+1.30%, 2.247%, 3/25/66(c)	$24,832,000	$23,766,538
+0.80%, 1.747%, 7/26/66(c)	7,516,001	7,217,448
+1.15%, 2.097%, 7/26/66(c)	6,902,000	6,305,430
+1.05%, 1.997%, 12/27/66(c)	5,934,841	5,817,090
+0.75%, 1.697%, 3/25/67(c)	86,422,000	80,469,965
+1.00%, 1.947%, 2/27/68(c)	4,337,000	4,176,372
+0.70%, 1.647%, 2/25/70(c)	10,449,872	10,001,577
SLM Student Loan Trust
USD LIBOR 1-Month
+0.75%, 1.697%, 1/25/45(c)	38,072,093	36,631,536
USD LIBOR 3-Month
+0.17%, 1.964%, 1/25/41	13,429,494	12,425,066
+0.55%, 2.344%, 10/25/64(c)	48,724,405	45,689,869
SMB Private Education Loan Trust (Private Loans) Series 2018-B A2A, 3.60%, 1/15/37(c)	19,422,044	19,199,378

		251,700,269

		304,705,577
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL8144, 2.63%, 10/1/22	450,519	459,778
Pool AL9086, 2.284%, 7/1/23	381,582	393,627
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.364%, 3/25/26(f)	10,461,050	720,026
Series K056 X1, 1.263%, 5/25/26(f)	4,579,066	287,334
Series K064 X1, 0.607%, 3/25/27(f)	9,478,561	340,919
Series K065 X1, 0.673%, 4/25/27(f)	44,047,151	1,826,970
Series K066 X1, 0.751%, 6/25/27(f)	37,663,596	1,693,148
Series K069 X1, 0.365%, 9/25/27(f)	234,026,207	5,685,597
Series K090 X1, 0.705%, 2/25/29(f)	180,688,425	9,773,347

		21,180,746

		21,180,746
MORTGAGE-RELATED: 7.2%
Federal Agency CMO & REMIC: 3.0%
Dept. of Veterans Affairs
Series 1995-1 1, 6.336%, 2/15/25(f)	161,493	178,424
Series 1995-2C 3A, 8.793%, 6/15/25	61,434	70,876
Series 2002-1 2J, 6.50%, 8/15/31	4,974,200	5,702,751
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,197,637	1,431,350
Trust 2009-66 ET, 6.00%, 5/25/39	607,824	644,929
Trust 2009-30 AG, 6.50%, 5/25/39	1,255,033	1,444,297
Trust 2001-T7 A1, 7.50%, 2/25/41	876,931	1,051,867
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	425,447	515,129
Trust 2001-T8 A1, 7.50%, 7/25/41	886,883	1,058,419
Trust 2001-T4 A1, 7.50%, 7/25/41	946,546	1,139,397
Trust 2001-W3 A, 7.00%, 9/25/41(f)	584,151	651,514
Trust 2001-T10 A2, 7.50%, 12/25/41	598,921	690,280
Trust 2013-106 MA, 4.00%, 2/25/42	6,408,504	7,076,243
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	955,323	1,090,538
Trust 2002-W8 A2, 7.00%, 6/25/42	1,251,377	1,511,659
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,024,343	2,382,965
Trust 2003-W2 1A2, 7.00%, 7/25/42	813,292	980,769
Trust 2003-W4 4A, 6.229%, 10/25/42(f)	1,033,060	1,213,685
Trust 2012-121 NB, 7.00%, 11/25/42	1,340,264	1,629,057
Trust 2004-T1 1A2, 6.50%, 1/25/44	901,050	1,060,851
Trust 2004-W2 5A, 7.50%, 3/25/44	1,644,815	1,927,058
Trust 2004-W8 3A, 7.50%, 6/25/44	288,362	345,415
Trust 2005-W4 1A2, 6.50%, 8/25/45	3,023,914	3,561,118
Trust 2009-11 MP, 7.00%, 3/25/49	2,687,219	3,263,840
USD LIBOR 1-Month +0.55%, 1.497%, 9/25/43	5,485,468	5,465,037
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	621,807	662,772
Series T-48 1A4, 5.538%, 7/25/33	19,680,180	22,470,166
Series T-51 1A, 6.50%, 9/25/43(f)	136,571	167,897
Series T-59 1A1, 6.50%, 10/25/43	6,927,513	8,589,961
Series 4281 BC, 4.50%, 12/15/43(f)	34,669,001	38,828,488

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
USD LIBOR 1-Month
+0.61%, 1.315%, 9/15/43	$12,647,164	$12,801,952
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 2.282%, 9/20/64	3,446,236	3,387,449
+0.65%, 2.312%, 1/20/70	35,353,457	34,316,912
+0.70%, 2.362%, 1/20/70	29,062,916	29,046,071
USD LIBOR 12-Month
+0.30%, 2.263%, 1/20/67	23,308,328	22,924,978
+0.23%, 2.204%, 10/20/67	21,470,951	20,909,276
+0.23%, 2.204%, 10/20/67	12,715,942	12,399,245
+0.06%, 2.055%, 12/20/67	33,616,153	32,554,511
+0.08%, 2.817%, 5/20/68	8,707,900	8,343,285
+0.25%, 2.453%, 6/20/68	28,032,498	27,145,550
+0.28%, 2.087%, 11/20/68	40,994,531	39,895,361
+0.25%, 2.213%, 12/20/68	4,352,968	4,221,441

		364,752,783
Federal Agency Mortgage Pass-Through: 4.2%
Fannie Mae, 15 Year
6.00%, 3/1/22	48,961	50,213
4.50%, 1/1/25 - 1/1/27	4,955,731	5,275,071
3.50%, 11/1/25 - 12/1/29	15,483,280	16,311,268
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	32,178,349	35,125,081
4.50%, 1/1/31 - 12/1/34	48,218,430	52,696,141
3.50%, 6/1/35 - 4/1/37	59,255,610	63,334,459
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	11,478,448	13,336,564
5.50%, 7/1/33 - 8/1/37	7,484,959	8,457,444
6.00%, 9/1/36 - 8/1/37	10,444,038	11,979,614
7.00%, 8/1/37	289,502	350,324
4.50%, 3/1/40	1,292,051	1,415,880
5.00%, 12/1/48 - 3/1/49	16,375,201	17,688,173
Fannie Mae, 40 Year 4.50%, 6/1/56	31,020,226	34,592,602
Fannie Mae, Hybrid ARM (f)
1-Year U.S. Treasury CMT
+2.05%, 4.175%, 9/1/34	621,545	628,403
USD LIBOR 12-Month
+1.33%, 3.398%, 12/1/34	646,613	655,003
+1.58%, 3.575%, 1/1/35	728,131	732,423
+1.54%, 3.681%, 8/1/35	500,653	505,714
+1.64%, 3.635%, 5/1/37	612,308	617,735
+1.80%, 4.545%, 7/1/39	184,757	186,010
+1.78%, 3.667%, 11/1/40	772,326	784,413
+1.78%, 3.699%, 12/1/40	2,396,767	2,441,286
+1.58%, 3.663%, 11/1/43	1,899,553	1,920,201
+1.55%, 3.541%, 4/1/44	4,534,448	4,589,430
+1.60%, 2.793%, 11/1/44	10,541,333	10,610,687
+1.60%, 2.775%, 12/1/44	8,576,281	8,631,743
+1.59%, 2.922%, 9/1/45	1,985,817	2,029,907
+1.59%, 2.841%, 12/1/45	10,681,081	10,902,108
+1.59%, 2.675%, 1/1/46	10,365,510	10,578,865
+1.61%, 2.957%, 4/1/46	6,490,954	6,680,026
+1.61%, 2.516%, 12/1/46	10,254,741	10,419,475
+1.61%, 3.159%, 6/1/47	8,878,298	9,171,148
+1.61%, 3.126%, 7/1/47	12,116,029	12,507,095
+1.60%, 2.701%, 8/1/47	15,926,824	16,222,629
+1.61%, 3.329%, 1/1/49	9,397,439	9,716,097
USD LIBOR 6-Month
+1.53%, 3.427%, 1/1/35	772,289	782,487
Freddie Mac, Hybrid ARM (f)
1-Year U.S. Treasury CMT
+2.25%, 4.118%, 10/1/35	1,573,502	1,588,362
USD LIBOR 12-Month
+1.96%, 4.836%, 5/1/34	1,059,250	1,074,765
+1.55%, 4.443%, 4/1/37	1,268,571	1,262,916
+1.80%, 4.045%, 9/1/37	913,324	919,471

	PAR VALUE	VALUE
+1.87%, 4.089%, 1/1/38	$160,483	$161,625
+2.07%, 4.068%, 2/1/38	1,228,203	1,254,855
+1.92%, 4.37%, 7/1/38	111,650	113,182
+1.73%, 4.138%, 10/1/38	469,643	474,221
+1.79%, 3.578%, 10/1/41	662,165	674,884
+1.79%, 4.44%, 8/1/42	1,756,604	1,787,830
+1.62%, 2.996%, 5/1/44	7,853,189	7,913,700
+1.61%, 3.029%, 5/1/44	1,144,999	1,153,419
+1.62%, 2.953%, 6/1/44	2,435,507	2,452,828
+1.62%, 3.156%, 6/1/44	2,049,224	2,067,136
+1.63%, 3.074%, 1/1/45	11,359,348	11,464,957
+1.62%, 2.722%, 10/1/45	6,417,021	6,531,305
+1.62%, 2.835%, 10/1/45	6,075,742	6,195,252
+1.63%, 3.243%, 7/1/47	6,919,376	7,141,202
+1.64%, 3.74%, 3/1/49	7,168,825	7,431,720
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	3,415,283	3,610,614
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,935,083	2,146,630
4.50%, 4/1/31 - 6/1/31	6,166,611	6,735,763
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	13,804	13,836
7.47%, 3/17/23	32,566	33,068
6.50%, 12/1/32 - 4/1/33	3,465,719	3,964,260
7.00%, 11/1/37 - 9/1/38	2,881,692	3,445,904
5.50%, 12/1/37	393,748	445,563
6.00%, 2/1/39	961,304	1,105,334
4.50%, 9/1/41 - 6/1/42	28,885,804	31,611,586
Ginnie Mae, 30 Year
7.97%, 10/15/20	551	551
7.50%, 11/15/24 - 10/15/25	293,281	320,137

		497,022,595

		861,775,378

		1,187,661,701
CORPORATE: 11.5%
FINANCIALS: 3.9%
Bank of America Corp.
3.004%, 12/20/23(g)	31,918,000	32,514,503
4.20%, 8/26/24	5,825,000	6,191,488
4.45%, 3/3/26	3,970,000	4,293,426
4.25%, 10/22/26	2,970,000	3,169,156
4.183%, 11/25/27	7,925,000	8,193,645
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	18,934,000
4.836%, 5/9/28	4,525,000	4,667,180
BNP Paribas SA (France)
4.25%, 10/15/24	36,700,000	37,849,588
4.375%, 9/28/25(c)	8,223,000	8,346,182
4.625%, 3/13/27(c)	9,775,000	10,189,031
Boston Properties, Inc.
3.125%, 9/1/23	7,550,000	7,690,896
3.80%, 2/1/24	5,000,000	5,257,923
3.65%, 2/1/26	4,450,000	4,734,297
Capital One Financial Corp.
3.50%, 6/15/23	10,581,000	10,518,381
4.20%, 10/29/25	10,175,000	10,139,244
Citigroup, Inc.
USD LIBOR 3-Month
+6.37%, 8.14%, 10/30/40(b)	37,080,925	38,052,445
Equity Residential
3.00%, 4/15/23	10,275,000	10,381,303
2.85%, 11/1/26	6,000,000	6,070,163
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(g)	8,000,000	8,196,889
4.30%, 3/8/26	11,462,000	12,235,757
6.50%, 5/2/36	23,805,000	28,140,105
6.50%, 9/15/37	8,265,000	9,946,987
JPMorgan Chase & Co. 8.75%, 9/1/30(b)	25,692,000	38,875,518

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	$19,575,000	$19,951,370
4.65%, 3/24/26	10,875,000	11,202,319
Royal Bank of Scotland Group PLC (United Kingdom) 6.125%, 12/15/22	43,156,000	44,515,136
UniCredit SPA (Italy) 7.296%, 4/2/34(c)(g)	23,425,000	26,061,685
Unum Group
7.25%, 3/15/28	1,526,000	1,893,757
6.75%, 12/15/28	11,368,000	13,736,979
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,605,350
4.30%, 7/22/27	16,645,000	17,842,508

		463,397,211
INDUSTRIALS: 7.1%
AbbVie, Inc.
3.20%, 11/21/29(c)	4,075,000	4,157,208
4.05%, 11/21/39(c)	10,550,000	11,064,014
4.25%, 11/21/49(c)	8,250,000	8,899,020
AT&T, Inc.
5.35%, 9/1/40	27,575,000	32,034,153
5.65%, 2/15/47	5,175,000	6,500,377
Bayer AG (Germany)
4.25%, 12/15/25(c)	6,600,000	6,856,511
4.375%, 12/15/28(c)	19,400,000	20,735,046
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)(g)
Burlington Northern Santa Fe LLC (e)	7,575,000	8,031,469
5.72%, 1/15/24	2,074,247	2,175,375
5.342%, 4/1/24	4,955,995	5,110,827
5.629%, 4/1/24	8,040,615	8,364,661
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	6,877,000	5,931,825
5.70%, 1/11/25(c)	22,475,000	18,991,600
6.125%, 5/5/25(c)	6,670,000	5,919,558
Charter Communications, Inc.
4.125%, 2/15/21	5,547,000	5,563,407
6.55%, 5/1/37	11,000,000	12,351,078
6.75%, 6/15/39	6,160,000	6,981,944
6.484%, 10/23/45	38,477,000	45,986,783
5.375%, 5/1/47	4,100,000	4,430,410
5.75%, 4/1/48	3,700,000	4,200,359
Cigna Corp.
3.75%, 7/15/23	11,232,000	11,560,933
4.125%, 11/15/25	4,100,000	4,390,136
7.875%, 5/15/27(c)	17,587,000	22,250,330
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	7,238,303
4.125%, 3/25/40	1,100,000	1,355,209
4.20%, 3/25/50	1,625,000	2,129,072
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	4,240,000	4,295,285
2.95%, 6/30/23(c)	24,666,000	24,678,933
3.85%, 2/1/25(c)	18,776,000	19,160,709
3.35%, 9/15/26(c)	3,400,000	3,343,113
CRH PLC (Ireland) 3.875%, 5/18/25(c)	10,250,000	10,361,263
CVS Health Corp. 4.78%, 3/25/38	8,125,000	8,923,370
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	8,670,998
7.75%, 7/15/26	50,000	49,693
7.75%, 5/15/27	540,000	524,960
7.00%, 12/1/28	15,135,000	14,127,018
Dow, Inc.

	PAR VALUE	VALUE
7.375%, 11/1/29	$17,000,000	$21,134,864
9.40%, 5/15/39	5,677,000	8,544,801
Elanco Animal Health, Inc.
4.662%, 8/27/21	2,500,000	2,486,862
5.022%, 8/28/23	2,500,000	2,528,752
5.65%, 8/28/28	6,175,000	6,516,487
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	6,421,911
4.327%, 3/19/50	6,950,000	8,504,640
Ford Motor Credit Co. LLC (e)
5.75%, 2/1/21	12,700,000	12,319,000
5.875%, 8/2/21	12,945,000	12,686,100
3.813%, 10/12/21	14,270,000	13,627,850
5.596%, 1/7/22	9,425,000	9,118,687
4.25%, 9/20/22	4,243,000	3,976,540
4.14%, 2/15/23	5,166,000	4,807,480
4.375%, 8/6/23	11,405,000	10,488,654
HCA Healthcare, Inc.
4.125%, 6/15/29	6,725,000	6,773,054
5.25%, 6/15/49	10,255,000	10,946,862
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(c)	29,225,000	28,435,483
3.875%, 7/26/29(c)	21,150,000	19,799,390
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	20,701,797
5.40%, 9/1/44	15,719,000	14,972,347
Macy’s, Inc. 6.70%, 7/15/34	5,890,000	5,550,458
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	4,305,500
3.20%, 8/15/26	15,450,000	7,539,784
Procter & Gamble Co.
3.00%, 3/25/30	1,475,000	1,637,309
3.55%, 3/25/40	1,175,000	1,370,364
3.60%, 3/25/50	1,350,000	1,665,228
Prosus NV (e) (Netherlands)
5.50%, 7/21/25(c)	25,825,000	25,308,500
4.85%, 7/6/27(c)	14,200,000	13,559,438
RELX PLC (United Kingdom) 4.00%, 3/18/29	5,400,000	5,578,960
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	15,633,200
5.30%, 3/15/77(b)(g)	28,160,000	20,993,280
5.50%, 9/15/79(b)(g)	6,850,000	5,240,250
Telecom Italia SPA (Italy)
5.303%, 5/30/24(c)	14,663,000	14,737,195
7.20%, 7/18/36	11,596,000	12,001,860
7.721%, 6/4/38	8,212,000	8,681,808
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	10,495,670
5.25%, 6/6/29(c)	11,350,000	9,505,625
Union Pacific Corp. 6.176%, 1/2/31	5,249,645	5,901,437
United Parcel Service, Inc. 5.20%, 4/1/40	4,225,000	5,160,812
Verizon Communications, Inc. 4.272%, 1/15/36	11,847,000	13,840,393
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(b)(g)	16,900,000	18,068,875
Xerox Holdings Corp. 4.50%, 5/15/21	21,561,000	21,263,458
Zoetis, Inc. 4.50%, 11/13/25	17,545,000	18,252,983

		838,428,898
UTILITIES: 0.5%
Dominion Energy, Inc.
4.104%, 4/1/21	5,650,000	5,647,197
5.75%, 10/1/54(b)(g)	22,950,000	20,086,070
Enel SPA (Italy)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.625%, 9/14/25(c)	$5,000,000	$5,284,151
6.80%, 9/15/37(c)	13,700,000	16,471,099
6.00%, 10/7/39(c)	13,352,000	14,386,364

		61,874,881

		1,363,700,990
TOTAL DEBT SECURITIES (Cost $2,969,585,900)		$3,002,274,018

SHORT-TERM INVESTMENTS: 0.9%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 0.5%
Fixed Income Clearing Corporation(d) 0.00%, dated 3/31/20, due 4/1/20, maturity value $53,321,000	$53,321,000	$53,321,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	47,936,100	47,936,100

TOTAL SHORT-TERM INVESTMENTS (Cost $101,257,100)		$101,257,100

TOTAL INVESTMENTS IN SECURITIES (Cost $11,755,259,026)	99.5%	$11,801,573,479
OTHER ASSETS LESS LIABILITIES	0.5%	64,105,906

NET ASSETS	100.0%	$11,865,679,385

(a)	Non-income producing
(b)	Hybrid security has characteristics of both a debt and equity security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-2.875%, 9/30/21-10/15/21. Total collateral value is $54,391,394.
(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Inflation-linked
(i)	Rounds to 0.0%.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ADR:	American Depositary Receipt
ARM:	Adjustable Rate Mortgage
CMBS:	Commercial Mortgage-Backed Security
CMO:	Collateralized Mortgage Obligation
CMT:	Constant Maturity Treasury
DUS:	Delegated Underwriting and Servicing
GO:	General Obligation
RB:	Revenue Bond
REMIC:	Real Estate Mortgage Investment Conduit

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.

Debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks (a)	$8,421,417,465	$—
Preferred Stocks	—	276,624,896
Debt Securities
U.S. Treasury	—	282,001,613
Government-Related	—	168,909,714
Securitized	—	1,187,661,701
Corporate	—	1,363,700,990
Short-term Investments
Repurchase Agreements	—	53,321,000
Money Market Fund	47,936,100	—

Total Securities	$8,469,353,565	$3,332,219,914

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES: 97.0%

	PAR VALUE	VALUE
U.S. TREASURY: 7.2%
U.S. Treasury Inflation Indexed
0.125%, 1/15/22(g)	$133,736,720	$131,809,923
0.125%, 4/15/22(g)	753,962,939	743,264,944
0.625%, 4/15/23(g)	410,869,170	414,006,465
U.S. Treasury Note/Bond
1.50%, 11/30/24	198,265,000	208,805,572
3.00%, 10/31/25	560,315,000	638,780,986
2.50%, 2/28/26	697,975,000	779,741,682
2.375%, 4/30/26	598,265,000	665,289,376
2.375%, 5/15/29	531,860,000	612,054,516
2.875%, 5/15/49	159,475,000	217,776,818

		4,411,530,282
GOVERNMENT-RELATED: 4.8%
FOREIGN AGENCY: 2.1%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30(b)	221,488,000	202,107,800
7.25%, 3/17/44	10,675,000	10,790,290
6.90%, 3/19/49	69,837,000	68,084,092
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	120,140,000	91,306,400
6.50%, 3/13/27	246,705,000	182,586,371
6.84%, 1/23/30(b)	224,258,000	162,255,148
6.625%, 6/15/35	111,965,000	75,290,864
6.375%, 1/23/45	165,676,000	107,102,907
6.75%, 9/21/47	190,811,000	122,002,645
6.35%, 2/12/48	149,468,000	93,417,500
7.69%, 1/23/50(b)	133,769,000	92,969,455
6.95%, 1/28/60(b)	80,740,000	53,869,728

		1,261,783,200
LOCAL AUTHORITY: 2.7%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,800,968
6.758%, 7/1/34	185,050,000	255,474,479
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,945,000	59,943,480
7.102%, 1/1/41	147,847,000	210,608,052
New Valley Generation
4.929%, 1/15/21	101,849	103,480
State of California GO
7.50%, 4/1/34	161,546,000	254,769,350
7.55%, 4/1/39	23,225,000	37,687,208
7.30%, 10/1/39	201,510,000	309,630,190
7.625%, 3/1/40	115,340,000	186,078,022
State of Illinois GO
5.10%, 6/1/33	316,915,000	314,579,336

		1,636,674,565

		2,898,457,765
SECURITIZED: 47.9%
ASSET-BACKED: 6.5%
Federal Agency: 0.1%
Small Business Admin. - 504 Program
Series 2000-20G 1, 7.39%, 7/1/20	264	264
Series 2001-20G 1, 6.625%, 7/1/21	123,516	125,448
Series 2001-20L 1, 5.78%, 12/1/21	498,696	509,291
Series 2002-20A 1, 6.14%, 1/1/22	2,942	3,008
Series 2002-20L 1, 5.10%, 12/1/22	152,422	157,112
Series 2003-20G 1, 4.35%, 7/1/23	11,119	11,506
Series 2004-20L 1, 4.87%, 12/1/24	369,042	387,920
Series 2005-20B 1, 4.625%, 2/1/25	609,596	638,879
Series 2005-20D 1, 5.11%, 4/1/25	25,029	26,261
Series 2005-20E 1, 4.84%, 5/1/25	1,087,940	1,143,559
Series 2005-20G 1, 4.75%, 7/1/25	1,074,077	1,128,791
Series 2005-20H 1, 5.11%, 8/1/25	11,541	12,229
Series 2005-20I 1, 4.76%, 9/1/25	1,299,667	1,361,331
Series 2006-20A 1, 5.21%, 1/1/26	1,111,816	1,178,643
Series 2006-20B 1, 5.35%, 2/1/26	390,312	417,796
Series 2006-20C 1, 5.57%, 3/1/26	1,568,306	1,670,347
Series 2006-20G 1, 6.07%, 7/1/26	2,899,978	3,092,641

	PAR VALUE	VALUE
Series 2006-20H 1, 5.70%, 8/1/26	$24,491	$26,369
Series 2006-20I 1, 5.54%, 9/1/26	38,663	41,232
Series 2006-20J 1, 5.37%, 10/1/26	1,308,562	1,393,793
Series 2006-20L 1, 5.12%, 12/1/26	1,238,236	1,319,290
Series 2007-20A 1, 5.32%, 1/1/27	2,394,515	2,553,815
Series 2007-20C 1, 5.23%, 3/1/27	3,626,606	3,861,918
Series 2007-20D 1, 5.32%, 4/1/27	3,934,228	4,182,287
Series 2007-20G 1, 5.82%, 7/1/27	2,294,109	2,466,009

		27,709,739
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	352,449,465	344,522,877
9.75%, 1/6/27(b)	215,524,127	203,672,455
8.20%, 4/6/28(b)	71,900,000	64,710,000

		612,905,332
Student Loan: 5.4%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 2.197%, 6/25/65(b)	272,200,295	259,477,137
+1.15%, 2.097%, 3/25/66(b)	226,056,001	217,149,305
+1.30%, 2.247%, 3/25/66(b)	151,566,000	145,062,788
+0.80%, 1.747%, 7/26/66(b)	291,018,483	279,458,559
+1.05%, 1.997%, 7/26/66(b)	322,733,000	301,759,325
+1.15%, 2.097%, 7/26/66(b)	234,072,000	213,840,127
+1.00%, 1.947%, 9/27/66(b)	114,234,000	109,435,292
+1.05%, 1.997%, 12/27/66(b)	183,298,312	179,661,582
+0.72%, 1.667%, 3/25/67(b)	97,475,000	91,878,619
+0.80%, 1.747%, 3/25/67(b)	183,268,000	172,810,820
+0.68%, 1.627%, 6/27/67(b)	224,350,000	214,084,148
+0.83%, 1.777%, 7/25/68(b)	75,996,319	73,548,652
+0.81%, 1.757%, 7/25/68(b)	64,400,000	61,379,344
+1.00%, 1.947%, 2/27/68(b)	61,898,000	59,605,502
+0.70%, 1.647%, 2/25/70(b)	244,402,837	233,918,053
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	12,678,978	12,801,004
Series 2017-A A2A, 2.88%, 12/16/58(b)	28,515,595	28,715,968
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 2.147%, 10/25/34	27,721,000	27,162,940
+1.10%, 2.047%, 8/27/40	25,090,312	24,488,862
USD LIBOR 3-Month
+0.63%, 2.424%, 1/25/40(b)	139,709,799	132,666,273
+0.17%, 1.964%, 7/25/40	13,626,000	12,149,944
+0.75%, 2.544%, 10/25/40	80,654,000	74,698,799
+0.60%, 2.394%, 1/25/41	118,576,871	110,534,086
+0.55%, 2.344%, 10/25/64(b)	32,103,787	30,104,376
+0.55%, 2.344%, 10/25/64(b)	72,153,899	66,742,313
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	19,599,067	19,909,900
Series 2017-B A2A, 2.82%, 10/15/35(b)	21,543,648	21,328,356
Series 2018-A A2A, 3.50%, 2/15/36(b)	49,855,000	52,057,070
Series 2018-B A2A, 3.60%, 1/15/37(b)	66,732,752	65,967,691

		3,292,396,835

		3,933,011,906
CMBS: 0.7%
Agency CMBS: 0.7%
Fannie Mae Multifamily DUS
Pool AL6455, 2.765%, 11/1/21	8,912,026	8,900,433
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.364%, 3/25/26(e)	117,628,402	8,096,269
Series K056 X1, 1.263%, 5/25/26(e)	40,730,245	2,555,802
Series K062 X1, 0.307%, 12/25/26(e)	321,701,369	6,016,234
Series K064 X1, 0.607%, 3/25/27(e)	410,137,586	14,751,583
Series K065 X1, 0.673%, 4/25/27(e)	475,736,993	19,732,429
Series K066 X1, 0.751%, 6/25/27(e)	379,153,986	17,044,678
Series K067 X1, 0.578%, 7/25/27(e)	477,832,751	17,471,333

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series K069 X1, 0.365%, 9/25/27(e)	$98,840,440	$2,401,299
Series K071 X1, 0.291%, 11/25/27(e)	257,424,449	5,200,411
Series K070 X1, 0.326%, 11/25/27(e)	200,419,126	4,488,947
Series K089 X1, 0.542%, 1/25/29(e)	522,876,177	21,592,538
Series K091 X1, 0.559%, 3/25/29(e)	262,703,795	11,619,047
Series K092 X1, 0.709%, 4/25/29(e)	489,175,463	26,437,390
Series K093 X1, 0.952%, 5/25/29(e)	234,106,852	16,697,062
Series K094 X1, 0.881%, 6/25/29(e)	324,015,959	21,648,608
Series K095 X1, 0.949%, 6/25/29(e)	225,718,782	16,061,088
Series K097 X1, 1.09%, 7/25/29(e)	245,942,509	20,534,134
Series K096 X1, 1.257%, 7/25/29(e)	548,412,819	46,797,492
Series K098 X1, 1.271%, 8/25/29(e)	476,603,425	41,436,569
Series K099 X1, 1.006%, 9/25/29(e)	518,972,759	35,304,575
Series K101 X1, 0.837%, 10/25/29(e)	199,312,781	12,884,774
Series K102 X1, 0.947%, 10/25/29(e)	555,311,143	35,448,898
Series K152 X1, 0.957%, 1/25/31(e)	128,686,119	9,160,212
Series K154 X1, 0.308%, 11/25/32(e)	387,687,145	10,999,615
Series K1511 X1, 0.778%, 3/25/34(e)	177,116,019	13,312,306

		446,593,726

		446,593,726
MORTGAGE-RELATED: 40.7%
Federal Agency CMO & REMIC: 5.4%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	46,793	53,570
Series 1997-2 Z, 7.50%, 6/15/27	4,322,983	4,979,640
Series 1998-2 2A, 8.505%, 8/15/27(e)	10,004	11,440
Series 1998-1 1A, 8.293%, 3/15/28(e)	53,221	59,154
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	156,965	178,236
Trust 1998-58 PC, 6.50%, 10/25/28	940,174	1,069,924
Trust 2001-69 PQ, 6.00%, 12/25/31	1,094,431	1,276,479
Trust 2002-33 A1, 7.00%, 6/25/32	1,434,182	1,714,056
Trust 2002-69 Z, 5.50%, 10/25/32	154,874	167,496
Trust 2008-24 GD, 6.50%, 3/25/37	540,463	624,048
Trust 2007-47 PE, 5.00%, 5/25/37	1,802,986	2,039,993
Trust 2009-53 QM, 5.50%, 5/25/39	515,092	540,634
Trust 2009-30 AG, 6.50%, 5/25/39	5,346,352	6,152,606
Trust 2009-40 TB, 6.00%, 6/25/39	2,222,036	2,575,806
Trust 2010-123 WT, 7.00%, 11/25/40	21,550,082	25,496,625
Trust 2001-T3 A1, 7.50%, 11/25/40	75,435	84,235
Trust 2001-T7 A1, 7.50%, 2/25/41	45,099	54,096
Trust 2001-T5 A2, 6.979%, 6/19/41(e)	31,353	36,979
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	162,592	196,866
Trust 2011-58 AT, 4.00%, 7/25/41	5,942,527	6,561,024
Trust 2001-T4 A1, 7.50%, 7/25/41	1,327,392	1,597,838
Trust 2001-T10 A1, 7.00%, 12/25/41	1,408,093	1,664,123
Trust 2013-106 MA, 4.00%, 2/25/42	14,392,972	15,892,660
Trust 2002-90 A1, 6.50%, 6/25/42	3,254,391	3,836,342
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	1,750,038	1,997,735
Trust 2002-W8 A2, 7.00%, 6/25/42	1,031,466	1,246,008
Trust 2003-W2 1A2, 7.00%, 7/25/42	5,098,071	6,147,888
Trust 2002-T16 A3, 7.50%, 7/25/42	2,525,198	3,104,788
Trust 2003-W4 3A, 5.636%, 10/25/42(e)	1,508,598	1,748,704
Trust 2012-121 NB, 7.00%, 11/25/42	714,882	868,921
Trust 2003-W1 2A, 5.781%, 12/25/42(e)	1,900,651	2,121,132
Trust 2003-7 A1, 6.50%, 12/25/42	2,655,231	3,078,063
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,145,500	1,348,654
Trust 2004-W2 2A2, 7.00%, 2/25/44	61,211	71,973
Trust 2004-W2 5A, 7.50%, 3/25/44	2,595,888	3,041,331
Trust 2004-W8 3A, 7.50%, 6/25/44	2,049,102	2,454,519
Trust 2004-W15 1A2, 6.50%, 8/25/44	522,541	616,158
Trust 2005-W1 1A3, 7.00%, 10/25/44	4,452,163	5,381,368
Trust 2001-79 BA, 7.00%, 3/25/45	445,572	521,741
Trust 2006-W1 1A1, 6.50%, 12/25/45	240,756	283,954
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,799,457	2,150,061
Trust 2006-W1 1A3, 7.50%, 12/25/45	31,074	37,769
Trust 2006-W1 1A4, 8.00%, 12/25/45	2,085,101	2,513,822
Trust 2007-W10 1A, 6.255%, 8/25/47(e)	6,140,887	7,093,094
Trust 2007-W10 2A, 6.324%, 8/25/47(e)	1,850,331	2,126,122

	PAR VALUE	VALUE
USD LIBOR 1-Month
+0.55%, 1.497%, 9/25/43	$25,065,183	$24,971,825
+0.40%, 1.347%, 7/25/44	1,156,609	1,144,512
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	99,688	117,588
Series 3312 AB, 6.50%, 6/15/32	1,912,792	2,246,918
Series T-41 2A, 5.241%, 7/25/32(e)	180,326	197,265
Series 2587 ZU, 5.50%, 3/15/33	2,654,126	3,024,387
Series 2610 UA, 4.00%, 5/15/33	1,129,718	1,233,712
Series T-48 1A, 4.879%, 7/25/33(e)	2,003,625	2,232,171
Series 2708 ZD, 5.50%, 11/15/33	10,359,018	11,818,815
Series 3204 ZM, 5.00%, 8/15/34	4,863,979	5,523,514
Series 3330 GZ, 5.50%, 6/15/37	481,259	540,368
Series 3427 Z, 5.00%, 3/15/38	2,093,112	2,381,656
Series T-51 1A, 6.50%, 9/25/43(e)	46,434	57,085
Series 4283 DW, 4.50%, 12/15/43(e)	55,869,567	63,327,076
Series 4283 EW, 4.50%, 12/15/43(e)	33,536,121	36,712,954
Series 4281 BC, 4.50%, 12/15/43(e)	94,315,097	105,630,749
Series 4319 MA, 4.50%, 3/15/44(e)	18,462,306	20,622,586
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 2.312%, 10/20/64	7,181,999	7,067,896
+0.63%, 2.292%, 4/20/65	10,510,166	10,340,602
+0.60%, 2.262%, 7/20/65	7,091,090	6,967,149
+0.60%, 2.262%, 8/20/65	7,103,272	6,978,833
+0.62%, 2.282%, 9/20/65	1,520,818	1,494,669
+0.75%, 2.412%, 11/20/65	27,486,399	27,150,680
+0.90%, 2.562%, 3/20/66	17,797,132	17,678,219
+0.90%, 2.562%, 4/20/66	19,750,207	19,614,735
+0.78%, 2.442%, 9/20/66	10,283,659	10,167,014
+0.75%, 2.412%, 10/20/66	50,188,191	49,530,324
+0.80%, 2.462%, 11/20/66	21,660,203	21,413,226
+0.81%, 2.472%, 12/20/66	12,695,135	12,553,394
+0.57%, 2.232%, 9/20/67	28,333,726	27,840,804
+0.60%, 2.262%, 9/20/69	43,389,872	42,100,672
+0.60%, 2.262%, 11/20/69	30,463,672	29,687,180
+0.65%, 2.312%, 11/20/69	39,683,866	38,796,812
+0.65%, 2.312%, 11/20/69	119,921,511	116,455,708
+0.65%, 2.312%, 11/20/69	25,053,227	24,464,614
+0.55%, 1.41%, 3/20/70	118,946,185	111,553,870
USD LIBOR 12-Month
+0.30%, 2.416%, 9/20/66	18,186,342	17,855,394
+0.28%, 2.205%, 12/20/66	34,577,389	33,982,820
+0.30%, 2.263%, 1/20/67	90,545,545	89,025,566
+0.30%, 2.263%, 1/20/67	99,197,092	97,565,607
+0.31%, 2.273%, 1/20/67	36,112,355	35,540,642
+0.25%, 2.057%, 2/20/67	18,610,092	18,238,698
+0.20%, 2.007%, 3/20/67	3,225,515	3,156,294
+0.30%, 3.179%, 4/20/67	22,863,507	22,350,038
+0.20%, 2.93%, 5/20/67	43,816,294	42,639,818
+0.30%, 3.03%, 5/20/67	19,556,941	19,138,917
+0.20%, 2.937%, 6/20/67	96,713,208	94,120,027
+0.30%, 3.037%, 6/20/67	22,812,331	22,326,657
+0.20%, 2.403%, 8/20/67	21,793,856	21,241,297
+0.25%, 2.366%, 9/20/67	22,607,832	22,129,075
+0.27%, 2.386%, 9/20/67	66,925,148	65,380,904
+0.22%, 2.194%, 10/20/67	31,936,756	31,227,865
+0.23%, 2.204%, 10/20/67	154,293,457	150,257,171
+0.23%, 2.204%, 10/20/67	71,030,222	69,261,179
+0.25%, 2.224%, 10/20/67	47,344,874	46,179,816
+0.20%, 2.158%, 11/20/67	16,527,636	16,137,524
+0.22%, 2.178%, 11/20/67	22,539,988	22,016,995
+0.22%, 2.178%, 11/20/67	128,984,491	125,619,337
+0.06%, 2.055%, 12/20/67	55,384,312	53,635,204
+0.18%, 2.105%, 12/20/67	33,688,893	32,752,823
+0.06%, 2.055%, 1/20/68	100,879,015	97,715,076
+0.08%, 2.075%, 1/20/68	44,128,169	42,988,581
+0.15%, 2.113%, 1/20/68	15,480,390	15,032,551
+0.04%, 1.847%, 2/20/68	51,307,059	49,626,435
+0.05%, 1.857%, 2/20/68	3,577,678	3,463,824

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.07%, 1.877%, 2/20/68	$47,092,131	$45,611,705
+0.10%, 2.095%, 2/20/68	88,777,264	85,633,341
+0.10%, 2.095%, 2/20/68	44,071,107	42,621,631
+0.15%, 2.145%, 2/20/68	32,699,915	31,753,125
+0.05%, 2.56%, 2/20/68	24,161,002	23,441,018
+0.04%, 1.847%, 3/20/68	82,802,791	80,202,718
+0.04%, 1.847%, 3/20/68	33,149,684	31,836,327
+0.06%, 1.867%, 3/20/68	13,410,528	12,886,339
+0.03%, 2.909%, 3/20/68	17,405,858	16,714,353
+0.05%, 2.929%, 3/20/68	55,814,010	53,940,295
+0.02%, 2.899%, 4/20/68	23,596,622	22,504,066
+0.05%, 2.929%, 4/20/68	42,577,187	40,698,813
+0.05%, 2.929%, 4/20/68	37,823,203	36,146,795
+0.04%, 2.77%, 5/20/68	42,990,809	41,038,824
+0.15%, 2.887%, 6/20/68	41,774,167	40,193,858
+0.25%, 2.76%, 7/20/68	40,017,316	38,711,299
+0.12%, 2.236%, 8/20/68	33,184,708	32,190,571
+0.10%, 2.074%, 10/20/68	60,857,728	58,616,392
+0.22%, 2.178%, 11/20/68	33,173,080	32,048,397
+0.30%, 2.258%, 11/20/68	34,137,316	33,434,634
+0.40%, 2.207%, 2/20/69	29,665,651	29,270,312
+0.40%, 2.40%, 10/20/69	19,042,406	19,052,641
+0.40%, 2.40%, 10/20/69	27,937,933	27,326,793
+0.50%, 2.506%, 11/20/69	69,997,591	68,765,018

		3,293,702,657
Federal Agency Mortgage Pass-Through: 35.3%
Fannie Mae, 15 Year
6.00%, 12/1/20 - 3/1/23	6,404,726	6,600,800
5.50%, 1/1/21 - 7/1/25	34,570,019	36,269,861
4.00%, 9/1/25 - 11/1/33	314,803,160	336,159,531
5.00%, 9/1/25	15,843,648	16,672,159
3.50%, 10/1/25 - 6/1/34	860,014,765	905,358,592
4.50%, 3/1/29	11,777,743	12,551,998
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	279,082,496	304,005,473
4.00%, 9/1/30 - 3/1/37	1,346,632,356	1,469,861,204
3.50%, 11/1/35 - 10/1/39	356,438,396	381,842,651
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	73,111,335	83,929,431
7.00%, 4/1/32 - 2/1/39	6,258,463	7,346,311
6.50%, 12/1/32 - 8/1/39	29,592,558	34,679,842
5.50%, 2/1/33 - 11/1/39	109,752,642	123,463,173
4.50%, 11/1/35 - 4/1/49	6,162,352,833	6,660,518,320
5.00%, 7/1/37 - 3/1/49	141,497,113	153,842,861
4.00%, 10/1/40 - 2/1/47	433,953,985	468,976,947
3.50%, 7/1/49 - 3/1/50	2,451,180,780	2,589,265,444
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	124,478,863	138,517,567
Fannie Mae, Hybrid ARM (e) 1-Year U.S. Treasury CMT
+2.14%, 4.329%, 10/1/33	853,228	857,613
+2.14%, 4.544%, 8/1/34	238,147	244,061
+1.98%, 3.978%, 9/1/34	1,053,862	1,055,610
+2.29%, 4.04%, 1/1/36	6,761,090	6,859,379
+2.12%, 4.496%, 7/1/36	59,449	63,122
+2.12%, 4.542%, 12/1/36	957,371	962,965
USD LIBOR 12-Month
+1.69%, 3.998%, 7/1/34	1,055,882	1,065,962
+1.37%, 3.251%, 10/1/34	588,664	586,164
+1.94%, 3.99%, 1/1/35	563,687	577,876
+1.39%, 3.441%, 4/1/35	1,169,708	1,169,082
+1.75%, 4.625%, 6/1/35	293,287	296,521
+1.47%, 4.189%, 7/1/35	287,719	290,258
+1.50%, 4.25%, 7/1/35	263,829	266,253
+1.53%, 4.292%, 7/1/35	473,720	474,277
+1.75%, 4.516%, 7/1/35	934,489	943,394
+1.31%, 3.667%, 8/1/35	622,251	618,518
+1.36%, 3.739%, 8/1/35	2,168,945	2,282,773
+1.76%, 4.107%, 8/1/35	947,503	957,324

	PAR VALUE	VALUE
+1.77%, 4.058%, 9/1/35	$862,457	$878,399
+1.55%, 3.854%, 10/1/35	1,137,129	1,140,161
+1.75%, 3.998%, 10/1/35	628,358	634,910
+1.62%, 3.698%, 12/1/35	317,460	320,485
+1.62%, 3.696%, 1/1/36	1,481,572	1,491,445
+1.70%, 3.876%, 1/1/36	2,082,097	2,101,837
+1.71%, 4.216%, 11/1/36	773,545	779,795
+1.74%, 3.753%, 12/1/36	745,307	761,689
+1.59%, 3.60%, 1/1/37	916,135	919,825
+1.98%, 4.016%, 2/1/37	1,604,719	1,636,121
+1.93%, 4.803%, 4/1/37	330,698	359,869
+1.74%, 4.521%, 8/1/37	1,065,096	1,074,112
+1.48%, 3.769%, 11/1/37	446,502	454,792
+1.73%, 4.172%, 5/1/38	66,654,367	67,323,136
+1.93%, 4.801%, 5/1/38	1,458,164	1,473,671
+1.88%, 4.285%, 9/1/38	113,264	114,420
+1.73%, 3.974%, 10/1/38	521,156	530,904
+1.72%, 3.983%, 10/1/38	647,641	659,081
+1.59%, 3.989%, 10/1/38	2,221,543	2,227,930
+1.73%, 3.987%, 6/1/39	327,897	330,506
+1.78%, 3.689%, 12/1/39	459,729	466,275
+1.71%, 4.478%, 4/1/42	2,844,517	2,880,821
+1.67%, 3.959%, 9/1/42	2,397,517	2,430,052
+1.68%, 3.601%, 11/1/42	2,846,396	2,885,241
+1.57%, 2.269%, 12/1/42	10,704,512	10,860,971
+1.57%, 3.884%, 2/1/43	6,196,836	6,267,540
+1.82%, 4.106%, 2/1/43	1,394,554	1,422,502
+1.56%, 2.317%, 5/1/43	2,441,765	2,480,355
+1.47%, 4.307%, 6/1/43	664,197	668,299
+1.56%, 2.965%, 9/1/43	2,746,249	2,763,502
+1.56%, 3.245%, 9/1/43	1,788,611	1,842,406
+1.46%, 3.977%, 9/1/43	1,200,620	1,205,866
+1.60%, 2.893%, 10/1/43	17,735,718	17,859,394
+1.55%, 2.663%, 11/1/43	7,939,636	7,975,513
+1.60%, 2.892%, 11/1/43	10,563,945	10,824,804
+1.56%, 3.126%, 12/1/43	3,612,831	3,641,099
+1.59%, 2.684%, 2/1/44	4,521,725	4,550,948
+1.58%, 2.985%, 2/1/44	4,167,181	4,201,796
+1.55%, 3.55%, 2/1/44	559,722	566,993
+1.59%, 2.975%, 4/1/44	3,449,449	3,478,938
+1.59%, 3.047%, 4/1/44	2,720,239	2,746,534
+1.58%, 3.179%, 4/1/44	12,688,320	13,091,640
+1.56%, 3.622%, 4/1/44	3,390,928	3,432,030
+1.68%, 4.085%, 4/1/44	10,216,138	10,374,153
+1.57%, 3.012%, 5/1/44	13,368,971	13,479,322
+1.57%, 3.979%, 5/1/44	3,481,308	3,520,975
+1.58%, 2.819%, 7/1/44	6,958,505	7,002,911
+1.59%, 2.848%, 7/1/44	8,582,136	8,636,835
+1.57%, 2.925%, 7/1/44	3,827,530	3,851,958
+1.59%, 2.953%, 7/1/44	3,181,207	3,205,820
+1.56%, 2.955%, 7/1/44	5,770,372	5,810,083
+1.58%, 3.09%, 7/1/44	7,761,919	7,828,460
+1.57%, 2.779%, 8/1/44	11,838,513	11,896,758
+1.58%, 2.783%, 8/1/44	6,364,989	6,400,745
+1.58%, 2.879%, 8/1/44	4,115,296	4,141,974
+1.57%, 3.025%, 8/1/44	4,389,649	4,422,839
+1.58%, 2.636%, 9/1/44	5,366,026	5,386,939
+1.58%, 2.746%, 9/1/44	6,537,446	6,571,291
+1.65%, 2.815%, 9/1/44	22,182,214	22,369,912
+1.58%, 2.839%, 9/1/44	3,072,472	3,092,030
+1.64%, 2.93%, 9/1/44	10,072,449	10,162,913
+1.59%, 3.028%, 9/1/44	4,525,968	4,566,212
+1.57%, 2.432%, 10/1/44	5,633,052	5,638,526
+1.60%, 2.552%, 10/1/44	4,209,294	4,223,427
+1.57%, 2.65%, 10/1/44	8,859,550	8,893,404
+1.58%, 2.734%, 10/1/44	6,003,378	6,033,363
+1.57%, 2.746%, 10/1/44	22,544,916	22,657,227
+1.58%, 2.78%, 10/1/44	9,576,050	9,630,287
+1.56%, 2.837%, 10/1/44	5,419,482	5,450,777
+1.60%, 2.838%, 10/1/44	9,793,514	9,862,311

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.60%, 2.86%, 10/1/44	$6,371,086	$6,417,541
+1.60%, 2.905%, 10/1/44	10,739,358	10,822,874
+1.56%, 2.932%, 10/1/44	5,142,060	5,176,041
+1.58%, 2.943%, 10/1/44	3,106,028	3,130,165
+1.58%, 2.736%, 11/1/44	3,634,303	3,653,168
+1.60%, 2.775%, 11/1/44	9,765,324	9,827,364
+1.58%, 2.816%, 11/1/44	10,456,624	10,520,712
+1.61%, 2.824%, 11/1/44	4,484,533	4,516,610
+1.56%, 2.925%, 11/1/44	11,162,772	11,242,988
+1.57%, 2.928%, 11/1/44	9,193,811	9,259,760
+1.59%, 2.661%, 12/1/44	3,142,676	3,157,335
+1.57%, 2.739%, 12/1/44	19,334,559	19,430,811
+1.58%, 2.74%, 12/1/44	3,011,744	3,028,044
+1.58%, 2.784%, 12/1/44	3,973,479	3,997,383
+1.60%, 2.797%, 12/1/44	7,856,247	7,909,491
+1.59%, 2.953%, 12/1/44	3,965,435	3,999,911
+1.57%, 2.886%, 1/1/45	6,849,770	6,899,015
+1.58%, 2.764%, 2/1/45	10,123,902	10,180,806
+1.57%, 2.995%, 3/1/45	90,007,488	90,656,297
+1.59%, 3.096%, 3/1/45	2,334,449	2,383,901
+1.61%, 2.558%, 4/1/45	3,904,770	3,966,039
+1.57%, 2.829%, 4/1/45	24,113,899	24,261,474
+1.58%, 2.652%, 8/1/45	8,363,519	8,529,853
+1.58%, 2.662%, 8/1/45	6,667,003	6,779,334
+1.58%, 2.809%, 10/1/45	18,719,189	19,107,200
+1.60%, 2.591%, 11/1/45	14,622,605	14,881,172
+1.61%, 2.757%, 3/1/46	2,255,396	2,300,921
+1.60%, 2.427%, 4/1/46	23,745,684	23,865,359
+1.61%, 2.694%, 4/1/46	4,329,317	4,414,985
+1.59%, 2.736%, 4/1/46	4,741,781	4,834,737
+1.57%, 2.768%, 4/1/46	12,549,741	12,810,602
+1.61%, 2.928%, 4/1/46	3,694,518	3,784,358
+1.58%, 2.461%, 5/1/46	6,870,647	6,899,551
+1.60%, 2.719%, 6/1/46	2,264,215	2,313,548
+1.59%, 2.73%, 6/1/46	7,741,113	7,917,860
+1.59%, 2.666%, 7/1/46	2,381,433	2,433,514
+1.62%, 2.243%, 12/1/46	5,055,212	5,121,848
+1.61%, 3.067%, 6/1/47	18,040,219	18,588,840
+1.61%, 3.159%, 6/1/47	20,925,071	21,615,283
+1.59%, 3.11%, 7/1/47	16,883,199	17,420,706
+1.61%, 3.138%, 7/1/47	7,417,403	7,658,715
+1.60%, 2.701%, 8/1/47	21,205,502	21,599,347
+1.61%, 3.001%, 8/1/47	6,000,953	6,172,799
+1.61%, 3.006%, 8/1/47	5,312,662	5,466,311
+1.59%, 3.202%, 8/1/47	6,630,084	6,844,573
+1.57%, 2.875%, 10/1/47	4,902,537	5,031,540
+1.61%, 3.04%, 10/1/47	7,992,558	8,232,412
+1.61%, 2.846%, 11/1/47	5,174,405	5,301,703
+1.59%, 2.959%, 11/1/47	13,370,213	13,752,902
+1.61%, 3.106%, 1/1/48	3,574,812	3,695,610
+1.61%, 3.138%, 1/1/48	6,614,497	6,844,651
+1.61%, 3.063%, 3/1/48	8,411,124	8,678,047
+1.61%, 3.159%, 4/1/48	8,498,164	8,784,879
+1.61%, 3.164%, 5/1/48	73,122,645	75,697,143
+1.62%, 3.494%, 8/1/48	7,130,701	7,377,226
+1.62%, 3.316%, 10/1/48	17,527,150	18,140,679
+1.60%, 3.553%, 11/1/48	8,763,049	9,072,502
+1.60%, 3.385%, 4/1/49	10,622,662	10,999,042
+1.62%, 3.574%, 8/1/49	34,252,065	35,432,260
+1.61%, 3.657%, 8/1/49	79,739,134	82,696,435
+1.62%, 3.719%, 8/1/49	46,446,549	48,043,109
+1.61%, 3.412%, 9/1/49	51,434,354	53,268,981
+1.61%, 3.436%, 9/1/49	74,674,625	76,065,195
+1.62%, 3.342%, 10/1/49	9,682,015	10,061,967
+1.59%, 2.965%, 1/1/50	12,150,627	12,496,645
USD LIBOR 6-Month
+1.41%, 3.298%, 8/1/34	1,157,067	1,167,006
+1.50%, 3.406%, 1/1/35	648,425	652,990
+1.57%, 3.406%, 11/1/35	781,462	793,065

	PAR VALUE	VALUE
Freddie Mac, Hybrid ARM (e) 1-Year U.S. Treasury CMT
+2.25%, 3.878%, 2/1/34	$2,053,345	$2,085,235
+2.25%, 4.025%, 11/1/34	870,932	882,166
+2.25%, 3.767%, 2/1/375	474,483	480,911
+2.13%, 4.625%, 4/1/35	179,359	180,744
+1.67%, 3.375%, 1/1/36	1,406,467	1,389,072
+2.25%, 3.936%, 1/1/36	1,953,339	1,975,063
USD LIBOR 12-Month
+1.78%, 4.145%, 9/1/33	3,165,418	3,199,631
+1.80%, 4.131%, 8/1/34	472,149	477,607
+1.63%, 3.625%, 1/1/35	251,245	253,325
+1.80%, 4.122%, 3/1/35	650,828	659,505
+1.73%, 4.076%, 8/1/35	692,303	698,532
+1.87%, 4.25%, 8/1/35	1,302,252	1,320,725
+1.83%, 4.076%, 9/1/35	852,845	865,016
+1.63%, 4.084%, 10/1/35	1,130,410	1,135,805
+1.59%, 3.711%, 1/1/36	666,864	670,032
+1.88%, 4.513%, 4/1/36	1,516,405	1,537,027
+1.78%, 3.858%, 12/1/36	1,338,511	1,352,193
+1.77%, 3.773%, 1/1/37	915,590	932,206
+1.57%, 3.57%, 3/1/37	961,278	976,480
+1.55%, 4.443%, 4/1/37	793,662	790,124
+1.65%, 4.564%, 4/1/37	564,532	568,762
+1.63%, 4.50%, 5/1/37	532,111	537,056
+1.63%, 4.388%, 7/1/37	2,711,559	2,712,145
+2.09%, 4.335%, 10/1/37	105,729	113,310
+2.04%, 4.037%, 1/1/38	297,895	303,926
+1.58%, 3.68%, 2/1/38	1,662,780	1,662,793
+1.84%, 4.17%, 4/1/38	2,083,336	2,105,195
+1.74%, 4.554%, 4/1/38	1,695,390	1,704,500
+1.87%, 4.748%, 5/1/38	399,147	404,866
+1.66%, 4.309%, 6/1/38	1,471,594	1,474,961
+1.77%, 4.041%, 10/1/38	1,381,561	1,394,981
+1.73%, 4.138%, 10/1/38	231,312	233,567
+1.78%, 4.477%, 11/1/39	852,120	856,045
+1.88%, 4.42%, 7/1/43	923,828	943,019
+1.71%, 3.889%, 8/1/43	11,138,190	11,189,993
+1.64%, 2.819%, 10/1/43	1,322,487	1,331,846
+1.57%, 2.837%, 1/1/44	1,936,022	1,945,482
+1.61%, 3.083%, 1/1/44	2,661,859	2,685,556
+1.62%, 2.837%, 2/1/44	7,472,531	7,527,588
+1.64%, 3.13%, 4/1/44	2,025,703	2,047,032
+1.63%, 3.154%, 4/1/44	4,239,783	4,281,869
+1.63%, 2.993%, 5/1/44	60,761,186	61,296,124
+1.62%, 2.907%, 6/1/44	3,266,958	3,287,194
+1.62%, 3.098%, 6/1/44	12,136,248	12,252,911
+1.62%, 3.075%, 7/1/44	4,310,337	4,346,088
+1.63%, 3.088%, 7/1/44	2,862,300	2,887,056
+1.61%, 2.849%, 8/1/44	5,011,006	5,040,491
+1.62%, 3.023%, 8/1/44	6,597,218	6,648,003
+1.63%, 3.073%, 8/1/44	5,452,602	5,497,049
+1.62%, 2.667%, 9/1/44	5,478,651	5,500,742
+1.62%, 2.776%, 9/1/44	6,609,948	6,644,267
+1.62%, 2.824%, 9/1/44	5,541,162	5,574,491
+1.62%, 2.824%, 10/1/44	3,500,634	3,522,266
+1.62%, 2.881%, 10/1/44	10,716,002	10,791,070
+1.63%, 2.905%, 10/1/44	9,447,385	9,518,646
+1.61%, 2.911%, 10/1/44	7,921,225	7,976,287
+1.63%, 3.035%, 10/1/44	8,634,621	8,710,866
+1.60%, 2.698%, 11/1/44	12,068,982	12,117,392
+1.63%, 2.736%, 11/1/44	5,855,193	5,886,247
+1.63%, 2.79%, 11/1/44	8,957,646	9,010,290
+1.61%, 2.888%, 11/1/44	6,342,307	6,386,392
+1.61%, 2.911%, 11/1/44	15,990,104	16,101,915
+1.61%, 2.912%, 11/1/44	4,579,371	4,608,777
+1.62%, 2.924%, 11/1/44	9,908,080	9,984,835
+1.63%, 2.929%, 11/1/44	12,473,012	12,569,959
+1.63%, 2.942%, 11/1/44	7,886,425	7,951,509
+1.62%, 2.946%, 11/1/44	7,846,687	7,907,487

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.60%, 3.042%, 11/1/44	$3,727,920	$3,760,014
+1.63%, 2.71%, 12/1/44	2,678,928	2,692,528
+1.63%, 2.813%, 12/1/44	12,477,642	12,557,969
+1.62%, 2.894%, 12/1/44	7,906,038	7,964,019
+1.63%, 2.901%, 12/1/44	10,176,264	10,252,473
+1.62%, 2.941%, 12/1/44	5,529,378	5,573,243
+1.62%, 2.637%, 1/1/45	8,609,360	8,642,004
+1.63%, 2.821%, 1/1/45	6,683,448	6,728,517
+1.62%, 2.824%, 1/1/45	5,888,108	5,981,379
+1.62%, 2.90%, 1/1/45	11,303,146	11,386,135
+1.63%, 3.074%, 1/1/45	15,046,132	15,186,018
+1.62%, 2.879%, 2/1/45	10,028,124	10,195,360
+1.62%, 2.562%, 4/1/45	4,219,206	4,229,828
+1.62%, 2.59%, 5/1/45	30,588,518	31,035,554
+1.63%, 2.742%, 6/1/45	3,465,611	3,526,724
+1.63%, 2.643%, 8/1/45	9,284,877	9,442,588
+1.64%, 2.736%, 8/1/45	24,735,696	25,165,883
+1.61%, 2.821%, 8/1/45	6,317,889	6,437,335
+1.63%, 2.80%, 9/1/45	7,454,248	7,595,052
+1.63%, 2.719%, 5/1/46	159,568,855	162,533,435
+1.62%, 2.745%, 5/1/46	11,104,215	11,328,331
+1.62%, 2.609%, 7/1/46	17,567,040	17,916,020
+1.63%, 2.53%, 9/1/46	33,013,423	33,574,628
+1.63%, 3.163%, 6/1/47	7,938,232	8,186,206
+1.63%, 3.166%, 8/1/47	4,700,544	4,850,277
+1.64%, 3.099%, 10/1/47	6,670,517	6,883,884
+1.64%, 3.147%, 11/1/47	2,856,531	2,941,826
+1.64%, 3.56%, 2/1/49	24,195,819	25,052,360
USD LIBOR 6-Month
+1.61%, 3.639%, 8/1/36	1,373,065	1,392,981
Freddie Mac Gold, 15 Year
5.50%, 10/1/20 - 12/1/24	353,353	362,461
6.00%, 8/1/21 - 11/1/23	3,131,092	3,262,397
4.50%, 3/1/25 - 6/1/26	6,105,993	6,457,745
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,423,472	1,579,089
4.50%, 5/1/30 - 1/1/34	70,955,406	77,674,444
4.00%, 9/1/31 - 10/1/35	340,637,437	371,812,795
3.50%, 7/1/35 - 1/1/36	133,512,506	143,631,756
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	2,200,265	2,531,055
6.50%, 12/1/32 - 10/1/38	7,358,696	8,580,554
6.00%, 12/1/33 - 2/1/39	12,747,327	14,635,874
5.50%, 3/1/34 - 12/1/38	37,002,801	41,848,846
4.50%, 3/1/39 - 3/1/49	1,859,009,636	2,017,878,044
4.00%, 11/1/45 - 11/1/47	592,504,183	640,300,314
Freddie Mac Pool, 15 Year
6.00%, 10/1/21	1,535	1,574
Freddie Mac Pool, 20 Year
3.50%, 8/1/39	223,184,009	237,863,895
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	7,955	9,406
4.50%, 7/1/42 - 4/1/49	474,178,878	510,055,259
3.50%, 6/1/49 - 2/1/50	1,409,371,287	1,488,424,378
Ginnie Mae, 20 Year
4.00%, 1/20/35	5,844,833	6,254,086
Ginnie Mae, 30 Year
7.80%, 8/15/20 - 1/15/21	1,864	1,872
7.85%, 1/15/21	919	922
7.50%, 12/15/23 - 5/15/25	416,429	452,932
7.00%, 5/15/28	155,138	172,369

		21,503,095,394
Private Label CMO & REMIC: 0.0%(h)
GSMPS Mortgage Loan Trust Series 2004-4 1A4, 8.50%, 6/25/34(b)	2,743,448	2,838,569

	PAR VALUE	VALUE
Seasoned Credit Risk Transfer Trust Series 2017-4 M45T, 4.50%, 6/25/57	$23,061,982	$24,998,586

		27,837,155

		24,824,635,206

		29,204,240,838
CORPORATE: 37.1%
FINANCIALS: 14.0%
Bank of America Corp.
3.004%, 12/20/23(f)	421,691,000	429,571,823
4.20%, 8/26/24	162,670,000	172,904,598
4.25%, 10/22/26	184,547,000	196,921,995
2.496%, 2/13/31(f)	75,170,000	72,119,532
4.083%, 3/20/51(f)	344,000,000	390,499,440
Barclays PLC (United Kingdom)
4.375%, 9/11/24	238,514,000	247,114,860
4.836%, 5/9/28	49,775,000	51,338,979
BNP Paribas SA (France)
4.25%, 10/15/24	380,611,000	392,533,228
4.375%, 9/28/25(b)	71,926,000	73,003,465
4.375%, 5/12/26(b)	101,724,000	104,127,235
4.625%, 3/13/27(b)	231,730,000	241,545,184
Boston Properties, Inc.
4.125%, 5/15/21	52,697,000	53,072,535
3.85%, 2/1/23	75,811,000	76,604,139
3.125%, 9/1/23	19,445,000	19,807,878
3.80%, 2/1/24	63,839,000	67,132,112
3.20%, 1/15/25	46,940,000	48,425,501
3.65%, 2/1/26	24,905,000	26,496,106
4.50%, 12/1/28	59,900,000	65,874,740
2.90%, 3/15/30	16,303,000	15,012,025
Capital One Financial Corp.
3.50%, 6/15/23	129,002,000	128,238,553
3.75%, 4/24/24	14,600,000	14,693,424
3.20%, 2/5/25	45,766,000	44,881,296
4.20%, 10/29/25	121,814,000	121,385,927
Citigroup, Inc.
3.50%, 5/15/23	72,520,000	74,702,187
4.00%, 8/5/24	31,210,000	32,346,776
4.412.%, 3/31/31(f)	185,520,000	204,123,294
USD LIBOR 3-Month
+6.37%, 8.14%, 10/30/40(a)	426,238,075	437,405,513
Equity Residential
4.625%, 12/15/21	108,372,000	110,753,341
3.00%, 4/15/23	47,165,000	47,652,960
3.375%, 6/1/25	77,665,000	80,439,268
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,685,000	87,670,577
9.30%, 6/1/21	100,000	106,599
2.65%, 1/5/22	32,865,000	32,812,941
3.262%, 3/13/23(f)	13,570,000	13,589,762
3.60%, 5/25/23	63,550,000	64,554,120
3.95%, 5/18/24(f)	133,295,000	136,575,538
4.30%, 3/8/26	115,765,000	123,579,861
6.50%, 5/2/36	217,492,000	257,099,257
6.50%, 9/15/37	232,026,000	279,244,971
6.80%, 6/1/38	20,025,000	24,414,167
JPMorgan Chase & Co.
3.375%, 5/1/23	91,973,000	95,976,264
4.125%, 12/15/26	119,519,000	130,656,617
4.25%, 10/1/27	131,730,000	145,063,292
8.75%, 9/1/30(a)	81,177,000	122,831,929
2.739%, 10/15/30(f)	10,000,000	10,041,899
4.493%, 3/24/31(f)	337,480,000	391,519,187
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	130,770,000	136,006,401
4.50%, 11/4/24	217,687,000	221,872,487
4.65%, 3/24/26	26,222,000	27,011,237

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	$348,037,000	$358,997,921
6.10%, 6/10/23	19,682,000	20,236,870
6.00%, 12/19/23	237,411,000	246,628,040
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	293,421,000	326,448,054
Unum Group
7.25%, 3/15/28	18,783,000	23,309,592
6.75%, 12/15/28	8,107,000	9,796,419
Wells Fargo & Co.
3.55%, 8/14/23	244,105,000	255,793,929
4.10%, 6/3/26	129,795,000	138,612,675
4.30%, 7/22/27	158,805,000	170,230,067
2.879%, 10/30/30(f)	47,000,000	46,606,574
2.572%, 2/11/31(f)	44,000,000	42,328,521
5.013%, 4/4/51(f)	453,405,000	574,863,580

		8,555,207,262
INDUSTRIALS: 21.6%
AbbVie, Inc.
3.20%, 11/21/29(b)	80,850,000	82,481,039
4.05%, 11/21/39(b)	136,990,000	143,664,390
4.25%, 11/21/49(b)	270,390,000	291,661,333
AT&T, Inc.
8.75%, 11/15/31	100,688,000	138,852,214
5.35%, 9/1/40	59,569,000	69,201,903
4.75%, 5/15/46	78,715,000	87,418,147
5.65%, 2/15/47	101,250,000	127,181,281
5.45%, 3/1/47	134,740,000	161,786,445
4.50%, 3/9/48	50,273,000	54,559,253
Bayer AG (Germany)
3.875%, 12/15/23(b)	300,760,000	307,745,674
4.25%, 12/15/25(b)	83,720,000	86,973,797
4.375%, 12/15/28(b)	63,435,000	67,800,394
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	74,480,000	78,968,165
Burlington Northern Santa Fe LLC (d)
8.251%, 1/15/21	242,750	249,740
3.05%, 9/1/22	39,420,000	40,178,595
5.943%, 1/15/23	2,963	3,042
3.85%, 9/1/23	79,295,000	83,872,752
5.72%, 1/15/24	7,699,026	8,074,388
5.342%, 4/1/24	2,751,962	2,837,937
5.629%, 4/1/24	11,937,632	12,418,733
5.996%, 4/1/24	26,189,768	27,834,325
3.442%, 6/16/28(b)	75,169,586	79,699,193
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	73,044,000	63,004,833
5.70%, 1/11/25(b)	224,806,000	189,963,318
6.125%, 5/5/25(b)	106,900,000	94,872,681
7.75%, 4/16/26(b)	157,558,000	141,015,986
Charter Communications, Inc.
4.125%, 2/15/21	33,000,000	33,097,607
4.00%, 9/1/21	40,489,000	40,563,734
4.908%, 7/23/25	108,795,000	117,202,724
6.55%, 5/1/37	46,053,000	51,709,472
6.75%, 6/15/39	111,747,000	126,657,686
6.484%, 10/23/45	454,170,000	542,813,038
5.375%, 5/1/47	57,145,000	61,750,184
5.75%, 4/1/48	210,400,000	238,852,846
Cigna Corp.
3.75%, 7/15/23	162,099,000	166,846,124
4.125%, 11/15/25	47,410,000	50,764,965
7.875%, 5/15/27(b)	26,645,000	33,710,130
4.375%, 10/15/28	129,222,000	138,996,303
Coca-Cola Co.
3.45%, 3/25/30	124,870,000	141,226,074
4.125%, 3/25/40	23,060,000	28,410,117

	PAR VALUE	VALUE
4.20%, 3/25/50	$33,400,000	$43,760,619
Comcast Corp.
3.75%, 4/1/40	14,475,000	15,997,668
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	94,058,000	95,284,418
2.95%, 6/30/23(b)	250,570,000	250,701,381
3.85%, 2/1/25(b)	230,805,000	235,534,058
3.35%, 9/15/26(b)	139,007,000	136,681,190
3.50%, 8/15/27(b)	48,422,000	47,311,379
CRH PLC (Ireland)
3.875%, 5/18/25(b)	106,369,000	107,523,624
CSX Corp.
9.75%, 6/15/20	10,037,000	10,087,992
6.251%, 1/15/23	10,784,691	11,817,991
CVS Health Corp.
4.10%, 3/25/25	42,375,000	44,596,166
4.30%, 3/25/28	45,579,000	48,405,067
3.75%, 4/1/30	38,065,000	39,385,434
4.78%, 3/25/38	94,015,000	103,252,996
4.125%, 4/1/40	50,395,000	50,660,354
5.05%, 3/25/48	98,316,000	111,648,226
4.25%, 4/1/50	5,325,000	5,536,031
Dell Technologies, Inc.
5.45%, 6/15/23(b)	15,067,000	15,461,170
Dillard’s, Inc.
7.875%, 1/1/23	275,000	275,349
7.75%, 7/15/26	20,956,000	20,827,213
7.75%, 5/15/27	12,813,000	12,456,140
7.00%, 12/1/28	28,145,000	26,270,560
Dow, Inc.
7.375%, 11/1/29	68,900,000	85,658,361
9.40%, 5/15/39	153,366,000	230,840,571
5.25%, 11/15/41	39,803,000	40,282,900
Elanco Animal Health, Inc.
4.662%, 8/27/21	32,775,000	32,602,763
5.022%, 8/28/23	32,680,000	33,055,842
5.65%, 8/28/28	78,326,000	82,657,548
Exxon Mobil Corp.
4.227%, 3/19/40	112,130,000	129,862,745
4.327%, 3/19/50	136,645,000	167,211,004
Ford Motor Credit Co. LLC (d)
5.75%, 2/1/21	192,363,000	186,592,110
5.875%, 8/2/21	177,075,000	173,533,500
3.813%, 10/12/21	194,210,000	185,470,550
5.596%, 1/7/22	105,420,000	101,993,850
3.219%, 1/9/22	30,125,000	28,091,563
4.25%, 9/20/22	8,142,000	7,630,682
4.14%, 2/15/23	126,711,000	117,917,257
4.375%, 8/6/23	69,367,000	63,793,639
4.063%, 11/1/24	118,525,000	107,561,437
HCA Healthcare, Inc.
5.25%, 6/15/26	11,087,000	11,629,948
4.125%, 6/15/29	111,508,000	112,304,783
5.125%, 6/15/39	38,885,000	40,162,143
5.25%, 6/15/49	69,050,000	73,708,515
Home Depot, Inc.
2.70%, 4/15/30	40,825,000	41,606,209
3.30%, 4/15/40	25,285,000	25,931,495
3.35%, 4/15/50	21,755,000	23,655,474
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	578,940,000	563,299,866
3.875%, 7/26/29(b)	195,360,000	182,884,576
Kinder Morgan, Inc.
6.50%, 2/1/37	50,716,000	51,812,157
6.95%, 1/15/38	91,874,000	95,638,158
6.50%, 9/1/39	72,336,000	70,856,662
5.00%, 8/15/42	78,552,000	72,569,437
5.00%, 3/1/43	86,058,000	81,229,877
5.50%, 3/1/44	96,630,000	96,905,231
5.40%, 9/1/44	69,097,000	65,814,893

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Macy’s, Inc.
6.70%, 7/15/34	$77,735,000	$73,253,792
4.50%, 12/15/34	95,342,000	58,192,393
6.375%, 3/15/37	21,294,000	13,502,235
Mastercard, Inc.
3.35%, 3/26/30	20,865,000	23,185,474
3.85%, 3/26/50	17,965,000	21,927,800
McDonald’s Corp.
3.50%, 7/1/27	34,265,000	36,138,297
3.60%, 7/1/30	24,675,000	25,842,146
4.20%, 4/1/50	4,475,000	4,957,983
Nordstrom, Inc. 6.95%, 3/15/28	20,047,000	19,061,985
Occidental Petroleum Corp.
2.90%, 8/15/24	192,781,000	105,065,645
3.20%, 8/15/26	38,790,000	18,929,983
3.50%, 8/15/29	151,340,000	71,137,441
Oracle Corp.
2.95%, 4/1/30	131,400,000	132,188,685
3.60%, 4/1/40	140,855,000	140,214,884
3.60%, 4/1/50	172,175,000	171,480,875
Procter and Gamble co.
X 3.00%, 3/25/30	32,450,000	36,020,792
3.55%, 3/25/40	24,075,000	28,077,878
3.60%, 3/25/50	22,635,000	27,920,330
Prosus NV(d) (Netherlands)
5.50%, 7/21/25(b)	346,926,000	339,987,480
4.85%, 7/6/27(b)	139,812,000	133,505,081
3.68%, 1/21/30(b)	80,580,000	72,927,934
RELX PLC (United Kingdom) 4.00%, 3/18/29	59,160,000	61,120,603
TC Energy Corp. (Canada)
5.625%, 5/20/75(a)(f)	266,059,000	202,204,840
5.875%, 8/15/76(a)(f)	183,976,000	143,961,220
5.30%, 3/15/77(a)(f)	287,821,000	214,570,555
5.50%, 9/15/79(a)(f)	144,238,000	110,342,070
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	240,454,000	241,670,697
7.20%, 7/18/36	61,078,000	63,215,730
7.721%, 6/4/38	165,837,000	175,324,535
The Walt Disney Co. 6.65%, 11/15/37	75,877,000	109,431,937
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,510,000	131,966,725
5.25%, 6/6/29(b)	136,905,000	114,657,937
Union Pacific Corp.
6.061%, 1/17/23	1,939,227	2,068,553
4.698%, 1/2/24	1,100,381	1,123,583
5.082%, 1/2/29	3,661,451	3,880,809
5.866%, 7/2/30	23,856,486	28,587,207
6.176%, 1/2/31	21,577,606	24,256,669
United Parcel Service, Inc.
5.20%, 4/1/40	41,535,000	50,734,753
5.30%, 4/1/50	70,350,000	92,651,528
Verizon Communications, Inc.
3.15%, 3/22/30	38,525,000	41,428,859
4.272%, 1/15/36	165,992,000	193,922,046
4.00%, 3/22/50	11,410,000	13,541,461
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(a)(f)	204,655,000	218,809,801
Xerox Holdings Corp.
2.75%, 9/1/20	22,625,000	22,398,750
4.50%, 5/15/21	100,211,000	98,828,088
4.07%, 3/17/22	2,349,000	2,325,510
Zoetis, Inc.
3.45%, 11/13/20	39,262,000	38,876,744
4.50%, 11/13/25	165,659,000	172,343,737

		13,160,925,394

	PAR VALUE	VALUE
UTILITIES: 1.5%
Dominion Energy, Inc.
2.579%, 7/1/20	$32,004,000	$31,965,658
4.104%, 4/1/21	97,171,000	97,122,799
3.375%, 4/1/30	21,600,000	21,382,920
5.75%, 10/1/54(a)(f)	231,366,000	202,493,841
Enel SPA (Italy)
4.625%, 9/14/25(b)	120,138,000	126,965,470
3.625%, 5/25/27(b)	38,125,000	38,702,787
6.80%, 9/15/37(b)	174,004,000	209,199,784
6.00%, 10/7/39(b)	162,255,000	174,824,707

		902,657,966

		22,618,790,622
TOTAL DEBT SECURITIES (Cost $58,191,304,282)		$59,133,019,507

EXCHANGE TRADED FUNDS: 0.5%

	SHARES	VALUE
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $285,504,218)	2,431,480	300,312,095

SHORT-TERM INVESTMENTS: 2.0%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENTS: 1.6%
Fixed Income Clearing Corporation(c) 0.00%, dated 3/31/20, due 4/1/20, maturity value $1,006,849,000	$1,006,849,000	$1,006,849,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	243,052,841	243,052,841

TOTAL SHORT-TERM INVESTMENTS (Cost $1,249,901,841)		$1,249,901,841

TOTAL INVESTMENTS IN SECURITIES (Cost $59,726,710,341)	99.5%	$60,683,233,443
OTHER ASSETS LESS LIABILITIES	0.5%	293,946,588

NET ASSETS	100.0%	$60,977,180,031

(a)	Hybrid security has characteristics of both a debt and equity security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.125%-2.75%, 7/31/21-9/30/21. Total collateral value is $1,026,991,998.
(d)	Subsidiary (see below)
(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Inflation-linked
(h)	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

7 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2020

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

Centrally Cleared Credit Default Swaps

Reference Index	Financing Rate Received	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)
Sell protection
CDX.NA.IG.34	1.00%	Quarterly	6/20/25	$1,291,000,000	$(8,306,007)	$(18,641,047)	$10,335,040

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$4,411,530,282
Government-Related	—	2,898,457,765
Securitized	—	29,204,240,838
Corporate	—	22,618,790,622
Exchange Traded Funds	300,312,095	—
Short-term Investments
Repurchase Agreements	—	1,006,849,000
Money Market Fund	243,052,841	—

Total Securities	$543,364,936	$60,139,868,507

Other Investments
Credit Default Swaps
Appreciation	$—	$10,335,040

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 9

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES: 95.0%

		PAR VALUE	VALUE
GOVERNMENT: 22.0%
Brazil Government (Brazil) 6.00%, 8/15/24(a)	BRL	8,756,000	$6,247,178
Chile Government (Chile) 4.00%, 3/1/23(c)	CLP	4,120,000,000	5,135,842
Colombia Government (Colombia)
7.75%, 4/14/21	COP	27,360,000,000	6,905,724
3.00%, 3/25/33(a)	COP	18,059,606,400	4,375,363
India Government (India) 8.24%, 2/15/27	INR	1,295,000,000	18,718,596
Indonesia Government (Indonesia) 8.25%, 5/15/36	IDR	259,747,000,000	15,501,701
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	243,459,058	9,727,381
5.75%, 3/5/26	MXN	122,600,000	4,883,328
4.00%, 11/30/28(a)	MXN	110,485,958	4,774,894
8.00%, 11/7/47	MXN	158,000,000	6,650,486
Norway Government (Norway) 3.00%, 3/14/24(c)	NOK	38,500,000	4,068,612
Poland Government (Poland) 2.50%, 1/25/23	PLN	34,070,000	8,591,369
South Korea Government (South Korea) 3.00%, 9/10/24	KRW	11,800,000,000	10,396,619
Thailand Government (Thailand) 1.25%, 3/12/28(a)	THB	161,261,100	4,667,460
Turkey Government (Turkey) 10.50%, 8/11/27	TRY	11,285,000	1,513,597

			112,158,150
GOVERNMENT-RELATED: 6.0%
Chicago Transit Authority RB (United States)
6.20%, 12/1/40	USD	225,000	270,374
6.899%, 12/1/40	USD	1,350,000	1,811,795
Colombia Government International (Colombia) 5.625%, 2/26/44	USD	3,550,000	3,896,125
Kommuninvest Cooperative Society (Sweden) 1.00%, 10/2/24	SEK	29,000,000	3,009,912
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	525,000	599,944
7.25%, 3/17/44	USD	2,500,000	2,527,000
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29	EUR	1,800,000	1,368,514
6.84%, 1/23/30(c)	USD	900,000	651,168
6.75%, 9/21/47	USD	5,711,000	3,651,556
6.35%, 2/12/48	USD	40,000	25,000
7.69%, 1/23/50(c)	USD	2,100,000	1,459,500
6.95%, 1/28/60(c)	USD	10,000	6,672
Province of Buenos Aires Argentina (Argentina) BADLARPP
+3.83%, 43.079%, 5/31/22	ARS	54,100,000	433,842
State of California GO (United States)
7.55%, 4/1/39	USD	650,000	1,054,755
7.30%, 10/1/39	USD	1,500,000	2,304,825
7.625%, 3/1/40	USD	2,075,000	3,347,597
State of Illinois GO (United States) 5.10%, 6/1/33	USD	4,200,000	4,169,046

			30,587,625
SECURITIZED: 11.5%
ASSET-BACKED: 4.2%
Other: 0.9%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	2,837,363	2,773,550
9.75%, 1/6/27(c)	USD	659,331	623,075
8.20%, 4/6/28(c)	USD	1,074,000	966,600

			4,363,225

		PAR VALUE	VALUE
Student Loan: 3.3%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25%, 2.197%, 6/25/65(c)	USD	1,296,371	$1,235,776
+1.35%, 2.297%, 6/25/65(c)	USD	900,000	887,080
+1.00%, 1.947%, 9/27/66(c)	USD	3,863,000	3,700,724
Navient Student Loan Trust (Private Loans) (United States)
Series 2020-A B, 3.16%, 11/15/68(c)	USD	2,000,000	1,504,334
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,445,000	1,513,622
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95%, 1.897%, 9/25/28	USD	1,848,237	1,764,475
USD LIBOR 3-Month
+0.11%, 0.851%, 12/15/32(c)	USD	2,968,711	2,710,004
+0.45%, 1.191%, 12/15/32(c)	USD	1,065,327	987,372
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	1,356,772	1,343,213
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	1,062,271

			16,708,871

			21,072,096
CMBS: 0.6%
Agency CMBS: 0.6%
Freddie Mac Military Housing Trust Multifamily (United States)
4.104%, 11/25/52(c)(f)	USD	1,023,262	1,129,674
4.658%, 11/25/55(c)(f)	USD	1,616,091	1,857,173

			2,986,847
MORTGAGE-RELATED: 6.7%
Federal Agency CMO & REMIC: 1.8%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	370,530	427,847
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	98,528	107,862
Series 4319 MA, 4.50%, 3/15/44(f)	USD	353,961	395,378
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	466,087	507,456
USD LIBOR 1-Month
+0.65%, 2.312%, 9/20/69	USD	5,159,926	5,019,010
USD LIBOR 12-Month
+0.22%, 2.194%, 10/20/67	USD	566,937	554,352
+0.15%, 2.113%, 12/20/67	USD	1,415,483	1,375,899
+0.04%, 1.847%, 2/20/68	USD	1,051,408	1,016,967

			9,404,771
Federal Agency Mortgage Pass-Through: 4.9%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	12,292	12,982
Fannie Mae, 30 Year (United States)
4.50%, 4/1/39 - 6/1/49	USD	16,132,584	17,415,090
Fannie Mae, Hybrid ARM(f) (United States)
USD LIBOR 12-Month
+1.58%, 2.879%, 8/1/44	USD	85,635	86,191
+1.58%, 2.746%, 9/1/44	USD	145,004	145,755
Freddie Mac, Hybrid ARM(f) (United States)
USD LIBOR 12-Month
+1.63%, 3.035%, 10/1/44	USD	176,966	178,529
+1.60%, 2.698%, 11/1/44	USD	496,261	498,252
+1.62%, 2.637%, 1/1/45	USD	476,712	478,519
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	53,040	61,098
4.50%, 8/1/44 - 10/1/48	USD	5,536,083	5,974,959

			24,851,375

			34,256,146

			58,315,089

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

		PAR VALUE	VALUE
CORPORATE: 55.5%
FINANCIALS: 14.7%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	$1,680,613
4.183%, 11/25/27	USD	3,525,000	3,644,492
6.11%, 1/29/37	USD	2,250,000	2,931,782
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	1,925,000	1,985,485
BNP Paribas SA (France)
4.375%, 9/28/25(c)	USD	3,290,000	3,339,285
4.625%, 3/13/27(c)	USD	1,925,000	2,006,536
Chubb, Ltd. (Switzerland) 2.50%, 3/15/38	EUR	4,575,000	4,849,081
Citigroup, Inc. (United States)
USD LIBOR 3-Month
+6.37%, 8.14%, 10/30/40(b)	USD	6,135,500	6,296,250
HSBC Holdings PLC (United Kingdom)
4.95%, 3/31/30	USD	525,000	578,991
6.50%, 5/2/36	USD	1,250,000	1,477,636
6.00%, 3/29/40	GBP	4,076,000	5,837,623
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(g)	EUR	4,750,000	5,016,625
4.25%, 10/1/27	USD	1,300,000	1,431,582
4.493%, 3/24/31(g)	USD	1,500,000	1,740,188
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	1,125,000	1,146,630
4.582%, 12/10/25	USD	3,900,000	4,012,281
4.65%, 3/24/26	USD	575,000	592,307
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	441,000	454,889
6.00%, 12/19/23	USD	4,350,000	4,518,881
5.125%, 5/28/24	USD	1,800,000	1,817,736
State Street Corp. (United States) 3.152%, 3/30/31(c)(g)	USD	1,950,000	1,998,055
UniCredit SPA (Italy) 7.296%, 4/2/34(c)(g)	USD	6,425,000	7,148,189
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	3,600,000	3,858,998
5.606%, 1/15/44	USD	1,350,000	1,650,193
4.65%, 11/4/44	USD	550,000	633,458
5.013%, 4/4/51(g)	USD	3,300,000	4,184,007

			74,831,793
INDUSTRIALS: 34.6%
AbbVie, Inc. (United States) 4.25%, 11/21/49(c)	USD	6,075,000	6,552,915
AT&T, Inc. (United States) 3.15%, 9/4/36	EUR	5,575,000	6,270,334
Bayer AG (Germany) 3.75%, 7/1/74(b)(g)	EUR	7,325,000	7,613,661
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)(g)	USD	2,425,000	2,571,130
Carrier Global Corp(d) (United States) 3.577%, 4/5/50(c)	USD	1,275,000	1,136,703
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(c)	USD	4,275,000	3,612,418
7.75%, 4/16/26(c)	USD	2,900,000	2,595,529
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	2,150,000	2,640,984
6.75%, 6/15/39	USD	1,300,000	1,473,462
6.484%, 10/23/45	USD	4,425,000	5,288,653
5.75%, 4/1/48	USD	1,075,000	1,220,375
Cigna Corp. (United States)
3.75%, 7/15/23	USD	565,000	581,546
4.125%, 11/15/25	USD	575,000	615,690
4.375%, 10/15/28	USD	2,900,000	3,119,355
Coca-Cola Co. (United States)
3.45%, 3/25/30	USD	1,050,000	1,187,534
4.125%, 3/25/40	USD	200,000	246,402

		PAR VALUE	VALUE
4.20%, 3/25/50	USD	250,000	$327,550
Concho Resources, Inc. (United States)
3.75%, 10/1/27	USD	1,900,000	1,612,791
4.30%, 8/15/28	USD	1,800,000	1,645,702
4.875%, 10/1/47	USD	500,000	385,504
4.85%, 8/15/48	USD	2,775,000	2,254,538
Cox Enterprises, Inc. (United States)
4.80%, 2/1/35(c)	USD	350,000	380,416
8.375%, 3/1/39(c)	USD	2,450,000	3,405,151
CSX Corp. (United States)
6.22%, 4/30/40	USD	1,050,000	1,372,299
3.80%, 4/15/50	USD	3,650,000	3,833,963
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	475,000	504,452
3.75%, 4/1/30	USD	250,000	258,672
4.78%, 3/25/38	USD	1,425,000	1,565,022
5.05%, 3/25/48	USD	1,275,000	1,447,897
Danaher Corp. (United States) 1.35%, 9/18/39	EUR	5,200,000	4,716,431
Dow, Inc. (United States) 5.55%, 11/30/48	USD	4,775,000	5,368,355
Elanco Animal Health, Inc. (United States) 5.65%, 8/28/28	USD	3,750,000	3,957,381
Exxon Mobil Corp. (United States) 4.327%, 3/19/50	USD	2,200,000	2,692,116
Ford Motor Credit Co. LLC(d) (United States)
3.35%, 11/1/22	USD	550,000	506,000
4.14%, 2/15/23	USD	1,825,000	1,698,345
4.375%, 8/6/23	USD	3,200,000	2,942,893
4.063%, 11/1/24	USD	3,025,000	2,745,187
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	1,996,020
6.125%, 1/31/46	USD	1,400,000	1,586,386
HCA Healthcare, Inc. (United States)
4.125%, 6/15/29	USD	1,150,000	1,158,217
5.25%, 6/15/49	USD	1,275,000	1,361,019
Imperial Brands PLC (United Kingdom)
3.375%, 2/26/26	EUR	2,500,000	2,905,252
3.50%, 7/26/26(c)	USD	600,000	553,903
3.875%, 7/26/29(c)	USD	3,500,000	3,276,495
Intel Corp. (United States) 4.75%, 3/25/50	USD	2,450,000	3,201,750
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	3,700,000	3,851,592
5.50%, 3/1/44	USD	675,000	676,923
5.55%, 6/1/45	USD	2,400,000	2,463,941
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,480,795
6.50%, 9/12/43(c)	USD	1,225,000	1,620,484
4.75%, 9/22/46(c)	USD	950,000	841,966
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	33,843
6.70%, 7/15/34	USD	425,000	400,500
McDonald’s Corp. (United States) 4.20%, 4/1/50	USD	500,000	553,965
Millicom International Cellular SA (Luxembourg) 5.125%, 1/15/28(c)	USD	5,500,000	4,785,000
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,425,000	1,254,000
NIKE, Inc. (United States) 3.375%, 3/27/50	USD	3,050,000	3,342,535
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	318,898
6.60%, 3/15/46	USD	6,325,000	2,980,958
Oracle Corp. (United States) 3.60%, 4/1/50	USD	3,725,000	3,709,983
Procter & Gamble Co. (United States)

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

DEBT SECURITIES (continued)

		PAR VALUE	VALUE
3.55%, 3/25/40	USD	300,000	$349,880
3.60%, 3/25/50	USD	350,000	431,726
Prosus NV(d) (Netherlands)
5.50%, 7/21/25(c)	USD	2,450,000	2,401,000
4.85%, 7/6/27(c)	USD	3,775,000	3,604,710
3.68%, 1/21/30(c)	USD	1,375,000	1,244,427
QVC, Inc.(d) (United States) 4.45%, 2/15/25	USD	2,400,000	1,974,788
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(g)	USD	2,800,000	2,128,000
5.30%, 3/15/77(b)(g)	USD	7,250,000	5,404,875
5.50%, 9/15/79(b)(g)	USD	1,095,000	837,675
Telecom Italia SPA (Italy)
7.20%, 7/18/36	USD	3,358,000	3,475,530
7.721%, 6/4/38	USD	3,250,000	3,435,932
Thermo Fisher Scientific, Inc. (United States) 4.497%, 3/25/30	USD	5,000,000	5,636,052
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	USD	1,159,000	1,009,501
5.25%, 6/6/29(c)	USD	2,850,000	2,386,875
United Parcel Service, Inc. (United States)
5.20%, 4/1/40	USD	400,000	488,598
5.30%, 4/1/50	USD	550,000	724,355
Verizon Communications, Inc. (United States) 4.00%, 3/22/50	USD	2,100,000	2,492,293
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(b)(g)	USD	2,900,000	3,100,576

			175,828,574
UTILITIES: 6.2%
Berkshire Hathaway Energy(d) (United States) 4.25%, 10/15/50(c)	USD	4,700,000	5,370,962
Dominion Energy, Inc. (United States)
3.60%, 3/15/27	USD	3,600,000	3,671,764
5.75%, 10/1/54(b)(g)	USD	4,340,000	3,798,411
Enel SPA (Italy)
3.375%, 11/24/81(b)(g)	EUR	6,250,000	6,582,683
8.75%, 9/24/73(b)(c) (g)	USD	1,301,000	1,372,555
Exelon Corp. (United States) 4.70%, 4/15/50	USD	5,325,000	5,562,215
NextEra Energy, Inc. (United States) 5.65%, 5/1/79(b)(g)	USD	1,875,000	1,726,598
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	3,775,000	3,592,054

			31,677,242

			282,337,609
TOTAL DEBT SECURITIES (Cost $517,867,982)			$483,398,473

SHORT-TERM INVESTMENTS: 1.8%

		PAR VALUE	VALUE
REPURCHASE AGREEMENTS: 1.4%
Fixed Income Clearing Corporation(e) 0.00%, dated 3/31/20, due 4/1/20, maturity value $7,282,000	USD	7,282,000	7,282,000

		SHARES	VALUE
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	USD	2,009,625	$2,009,625

TOTAL SHORT-TERM INVESTMENTS (Cost $9,291,625)			$9,291,625

TOTAL INVESTMENTS IN SECURITIES (Cost $527,159,607)		96.8%	$492,690,098
OTHER ASSETS LESS LIABILITIES		3.2%	16,406,439

NET ASSETS		100.0%	$509,096,537

(a) Inflation-linked
(b) Hybrid security has characteristics of both a debt and equity security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Subsidiary (see below)
(e) Repurchase agreement is collateralized by U.S. Treasury Note 2.875%, 10/15/21. Total collateral value is $7,431,673.

(f) Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)  Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
REMIC: Real Estate Mortgage Investment Conduit
RB: Revenue Bond

ARS:Argentine Peso

BRL:Brazilian Real

CLP:Chilean Peso

COP:Colombian Peso

EUR:Euro

GBP:British Pound

IDR:Indonesian Rupiah

INR:Indian Rupee

KRW:South Korean Won

MXN:Mexican Peso

NOK: Norwegian Krone

PLN:Polish Zloty

SEK: Swedish Krona

THB:Thai Baht

TRY:Turkish Lira

USD:United States Dollar

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Notional Amount	Expiration Date	Pay (Semi-Annually)	Receive (Quarterly)	Value	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)
$1,620,000	06/17/2050	1.50%	USD LIBOR 3-Month	$(268,207)	$(282,603)	$14,396

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2020

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	260	6/19/20	$(36,058,750)	$31,991
Euro-Bobl Future - Short Position	89	6/8/20	(13,271,950)	87,226
Euro-Bund Future - Short Position	67	6/8/20	(12,747,499)	137,739
Euro-Buxl Future - Short Position	28	6/8/20	(6,481,960)	272,613
Long-Term U.S. Treasury Bond - Short Position	156	6/19/20	(27,933,750)	(1,842,412)
Long Gilt Future Short Position	41	6/26/20	(6,935,627)	(103,670)
Ultra Long-Term U.S. Treasury Bond - Short Position	208	6/19/20	(46,150,000)	(1,388,293)

				$(2,804,806)

CURRENCY FORWARD CONTRACTS

Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Goldman Sachs	8/5/20	USD	740,960	BRL	3,000,000	$167,842
Goldman Sachs	8/5/20	USD	196,157	BRL	835,000	36,639
Goldman Sachs	8/5/20	BRL	3,835,000	USD	904,055	(171,418)
EUR: Euro
Barclays	6/17/20	USD	1,239,249	EUR	1,100,000	22,535
Citibank	6/17/20	USD	1,463,240	EUR	1,300,000	25,304
Citibank	6/17/20	USD	3,553,251	EUR	3,200,000	13,718
Morgan Stanley	6/17/20	USD	23,281,017	EUR	20,650,000	439,967
Credit Suisse	9/16/20	USD	4,614,439	EUR	4,100,000	67,113
Goldman Sachs	6/17/20	USD	4,295,835	EUR	3,800,000	92,640
Goldman Sachs	6/17/20	USD	2,806,160	EUR	2,500,000	40,900
Goldman Sachs	6/17/20	USD	1,334,340	EUR	1,200,000	7,015
Goldman Sachs	9/16/20	USD	1,143,175	EUR	1,035,000	(4,748)
JPMorgan	9/16/20	USD	1,024,452	EUR	900,000	26,258
Bank of America	6/17/20	EUR	4,500,000	USD	4,810,604	166,865
GBP: British Pound
Citibank	6/17/20	USD	1,640,643	GBP	1,225,000	117,042
Citibank	6/17/20	USD	890,191	GBP	675,000	50,657
Morgan Stanley	6/17/20	USD	4,294,989	GBP	3,250,000	252,784
Goldman Sachs	6/17/20	USD	819,563	GBP	625,000	42,215
UBS	6/17/20	USD	799,002	GBP	625,000	21,655
Bank of America	6/17/20	GBP	1,900,000	USD	2,201,262	161,872
KRW: South Korean Won
Citibank	10/7/20	USD	3,569,314	KRW	4,220,000,000	77,971
Citibank	10/7/20	USD	1,704,085	KRW	1,975,000,000	70,103
Citibank	10/7/20	USD	5,408,333	KRW	6,490,000,000	38,945
THB: Thai Baht
Barclays	6/10/20	USD	754,389	THB	23,420,000	40,174
Barclays	6/10/20	USD	2,145,156	THB	66,650,000	112,602
Barclays	9/23/20	USD	985,283	THB	30,100,000	67,008
JPMorgan	9/23/20	USD	1,267,876	THB	38,300,000	99,440

Unrealized gain on currency forward contracts						2,259,264
Unrealized loss on currency forward contracts						(176,166)

Net unrealized gain on currency forward contracts						$2,083,098

The listed counterparty may be the parent company or one of its subsidiaries.

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2020:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$112,158,150
Government-Related	—	30,587,625
Securitized	—	58,315,089
Corporate	—	282,337,609
Short-term Investments
Repurchase Agreement	—	7,282,000
Money Market Fund	2,009,625	—

Total Securities	$2,009,625	$490,680,473

Other Investments
Futures Contracts
Appreciation	$529,569	$—
Depreciation	(3,334,375)	—
Interest Rate Swaps
Appreciation	—	14,396
Currency Forward Contracts
Appreciation	—	2,259,264
Depreciation	—	(176,166)

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Bond Fund